United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2012

Date of Reporting Period: 08/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
August 31, 2012
Share Class	Ticker
A	FMOAX
B	FMOBX
C	FMNCX
F	FHTFX

Federated Municipal High Yield Advantage Fund
Fund Established 1987

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2011 through August 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2012, was 14.58% for Class A Shares and Class F Shares, and 13.72% for Class B Shares and Class C Shares.1 The total return of the S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index (the “Blended Index”)2 was 14.59% during the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Blended Index.
During the reporting period, the most significant factors affecting the Fund's performance relative to the Blended Index were: (a) selection of lower-quality, investment-grade and noninvestment-grade securities3 (these securities typically have higher yields than high-quality, investment-grade securities available in the market); (b) security selection; (c) selection of intermediate- to long-term, tax-exempt municipal bonds that typically yield more than short-term, tax-exempt municipal bonds due to the upward sloping yield curve; (d) active adjustment of the Fund's duration (which indicates the portfolio sensitivity to changes in interest rates);4 and (e) allocation of the Fund's portfolio among securities of similar issuers (referred to as “sectors”).
The following discussion focuses on the performance of the Fund's Class A Shares. The 14.58% total return of the Class A Shares for the reporting period consisted of 5.57% of tax-exempt dividends and reinvestments and 9.01% of price appreciation in the net asset value of the shares.5
MARKET OVERVIEW
During the 12-month reporting period, tax-exempt municipal bond yields dropped sharply, which raised the values of existing bonds. Tax-exempt municipal bonds began the reporting period from an overly cheap starting point as a result of negative headline risk concerning municipal credit quality and potentially increased municipal defaults, which turned out to be unfounded, although the risk of a high profile municipal issuer becoming distressed continued to exist. The reporting period also began with massive outflows from tax-exempt municipal bond funds, which continued from the period beginning in October 2010. By late 2011 and early 2012, tax-exempt municipal bond fund flows began to turn consistently positive. A lengthy rally in the tax-exempt municipal bond market received additional support from the “January Effect” at the beginning of 2012 and again in the June to July 2012 period, which consisted of significant money being reinvested into the tax-exempt municipal bond market from bonds maturing and being called by issuers. Also, the amount of tax-exempt municipal bond issuance during this time of year was muted, which created a favorable technical environment (supply/demand imbalance) within the municipal bond market.
Annual Shareholder Report

Treasury yields also declined significantly during the 12-month reporting period, and this powerful rally spilled over into the tax-exempt municipal bond market. The ten-year U.S. Treasury bond declined from a high of 2.40% in October 2011 to a low of 1.39% in July 2012, while closing at 1.55% at the end of the reporting period. In an attempt to support a stronger economic recovery, the Federal Reserve (the “Fed”) maintained a highly accommodative monetary policy stance during the reporting period. Developments in Europe continued to be a central focus for investors, as concerns persisted about the prospects for a durable solution to the European fiscal and financial difficulties, which indirectly affected rate levels in the tax-exempt municipal bond market. Foreign economic growth continued to be subdued, as fiscal retrenchment in the euro area continued to weigh on economic activity in Europe and factored into the Fed's accommodative policy stance.
The overriding positives for the tax-exempt municipal bond market during the reporting period included the sharp decline in Treasury yields, light tax-exempt new issue supply, the Fed maintaining its near zero interest rate policy and the extremely low rate of municipal defaults despite persistent budget pressures for municipal issuers. The Fed's last meeting during the reporting period was on August 1, 2012. At that time, the Fed did not make policy changes, but instead expressed concerns about the global financial difficulties and short-term inflation due to higher oil and agricultural products prices. In addition, the mounting pressures on public pension plans and their unfunded liabilities continued to receive significant scrutiny. The Fed also stated its concern that the recovery was still vulnerable to adverse shocks and persistent headwinds that continued to restrain the pace of economic recovery.
CREDIT QUALITY6
During the 12-month reporting period, lower-quality, tax-exempt bonds in the Blended Index outperformed higher-quality bonds. Noninvestment-grade (those rated less than “Baa3” or “BBB-”) bonds produced the highest return, followed in order by non-rated, “BBB,” “A,” “AA” and “AAA” bonds. The Fund's underweight allocation to “AAA” and “AA”-rated bonds and overweight in “BBB” bonds (each relative to the Blended Index) contributed positively to Fund performance during the reporting period.
SECURITY SELECTION
During the 12-month reporting period, overall, individual securities' returns from improved credit situations were greater than losses from deteriorating situations. In addition, several holdings were pre-refunded (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account), which resulted in a credit upgrade and corresponding increase in value. Given these factors, individual security selection contributed positively to Fund performance during the reporting period.
Annual Shareholder Report

MATURITY AND YIELD CURVE
During the 12-month reporting period, the Fund's distribution of maturities along the yield curve, relative to the Blended Index, contributed negatively to Fund performance. In particular, the Fund had a larger allocation of long premium bonds (compared to the Blended Index) which did not benefit as much from the change in interest rates as par or discount bonds.
DURATION
As determined at the end of the 12-month reporting period, the Fund's dollar-weighted average duration was 5.87 years.7 Duration management remained a significant component of the Fund's investment strategy. During the reporting period, the Fund's duration shortened considerably and was generally 93-101% of the Blended Index. With interest rates falling during the reporting period, the Fund's shorter duration relative to the Blended Index negatively affected the Fund's performance. The Fund used future contracts as a hedge to shorten duration. The use of such instruments contributed to the underperformance of the Fund versus the Blended Index.
SECTOR
During the 12-month reporting period, the Fund was overweight, as compared to the Blended Index, in hospital and senior care bonds, each of which outperformed and helped the Fund's performance. Similarly, the Fund's underweight allocation to general obligations and utility bonds, which underperformed relative to the Blended Index, was also beneficial to the Fund. Conversely, the Fund's overweight allocation to industrial development bonds, and an underweight allocation to transportation bonds detracted from Fund performance. Overall the Fund's sector allocations contributed positively to its performance during the reporting period.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for information regarding the effect of the reorganization of Federated Municipal High Yield Advantage Fund, Inc., a predecessor fund, into the Fund as of the close of business on November 10, 2006.
2	The Fund's broad-based securities market index is the S&P Municipal Bond Index (Main Index), which had a total return of 9.34% during the reporting period. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Main Index and the Blended Index.
3	Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk.
4	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5	Income may be subject to state taxes, local taxes and the AMT.
Annual Shareholder Report

6	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
7	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in Federated Municipal High Yield Advantage Fund2 (the “Fund”) from August 31, 2002 to August 31, 2012, compared to the S&P Municipal Bond Index (Main Index),3 S&P 25% A and Higher/25% BBB/50% High Yield, All 3-Year Plus Sub-Index, a custom blended index (Blended Index),4 and the Morningstar High Yield Municipal Funds Category Average (MHYM).5
Average Annual Total Returns for the Periods Ended 8/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
A	9.38%	3.55%	4.39%
B	8.22%	3.42%	4.25%
C	12.72%	3.75%	4.09%
F	12.48%	4.28%	4.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of A $10,000 Investment–Class A Shares
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Growth of A $10,000 Investment–Class B Shares
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

Annual Shareholder Report

Growth of A $10,000 Investment–Class C Shares
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

Growth of A $10,000 Investment–Class F Shares
■	Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900), and maximum contingent deferred sales charge of 1.00% as applicable.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); For Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; For Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date; For Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900), and the contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Main Index, Blended Index and MHYM have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
Annual Shareholder Report

2	Federated Municipal High Yield Advantage Fund, Inc. (“Predecessor Fund”) was reorganized into Federated Municipal High Yield Advantage Fund (“Fund”), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented for periods prior to the close of business on November 10, 2006, refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.
3	The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to AMT. Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly. The Main Index is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The Main Index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The Blended Index is a custom blended index that represents, by market weighting, 25% of the A-rated and higher component of the Main Index, 25% of the BBB-rated component of the Main Index and 50% of the below investment grade (bonds with ratings of less than BBB-/Baa3) component of the Main Index, all with remaining maturities of three years or more. The Blended Index is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The Blended Index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
5	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the MHYM include those that invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard & Poor's or Moody's Investor Service at a level of BBB (considered part of the high-yield universe within the municipal industry) and below. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	15.2%
Senior Care	11.5%
Industrial Development Bond/Pollution Control Revenue Bond	11.1%
Special Tax	10.4%
Education	7.4%
Transportation	7.1%
Electric & Gas	6.5%
General Obligation-State	5.9%
Water & Sewer	5.3%
Tobacco	4.8%
Derivative Contracts[2,3]	(0.0)%
Other[4]	12.9%
Other Assets and Liabilities—Net[5]	1.9%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	For purposes of this table, sector classifications constitute 85.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2012
Principal Amount			Value
		MUNICIPAL BONDS—96.8%
		Alabama—1.8%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$2,318,780
2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	2,066,000
500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2011A), 7.50% (Redstone Village)/(Original Issue Yield: 7.625%), 1/1/2047	572,580
1,500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,500,450
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	930,432
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	2,114,343
		TOTAL	9,502,585
		Alaska—0.7%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	340,030
1,195,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	1,195,335
2,000,000	[3,4]	Koyukuk, AK, Revenue Bonds (Series 2011), 7.75% (Tanana Chiefs Conference Health Care)/(Original Issue Yield: 8.125%), 10/1/2041	2,189,760
		TOTAL	3,725,125
		Arizona—1.9%
410,000		Apache County, AZ IDA, PCRBs (Series 2012A), 4.50% (Tucson Electric Power Co.), 3/1/2030	425,117
4,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,258,520
1,500,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,794,990
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,534,538
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,134,680
		TOTAL	10,147,845
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—9.2%
$2,500,000	[3,4]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	$2,672,525
1,000,000	[3,4]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,081,990
2,000,000		California State Public Works Board, Lease Revenue Bonds (Series 2009I), 6.625%, 11/1/2034	2,461,400
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,754,275
2,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2041	2,740,850
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	2,854,775
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,944,950
2,225,000		California Statewide CDA, (Kaiser Permanente), Revenue Bonds (Series 2012A), 5.000%, 04/01/2042	2,424,649
1,170,000	[3,4]	California Statewide CDA, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,170,328
2,000,000		Chula Vista, CA, COP, 5.50% (Original Issue Yield: 5.88%), 3/1/2033	2,185,960
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	2,040,500
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	448,937
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	4,602,000
2,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Water System Revenue Bonds (Series 2012B), 5.00%, 7/1/2043	2,312,540
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	3,323,950
980,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	990,956
500,000		Poway, CA United School District, Special Tax Bonds (Series 2012), 5.00% (Community Facilities District No. 6 (4S Ranch)), 9/1/2033	537,040
2,000,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010D), 6.00% (Desert Communities Redevelopment Project Area)/(Original Issue Yield: 6.02%), 10/1/2037	1,979,420
1,500,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010E), 6.50% (Interstate 215 Corridor Redevelopment Project Area)/(Original Issue Yield: 6.53%), 10/1/2040	1,660,635
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	173,980
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,250,000	San Buenaventura, CA, Revenue Bonds (Series 2011), 8.00% (Community Memorial Health System), 12/1/2031	$1,580,087
1,000,000	San Diego, CA Public Facilities Authority, Lease Revenue Refunding Bonds (Series 2010A), 5.25% (San Diego, CA)/(Original Issue Yield: 5.37%), 3/1/2040	1,077,060
1,000,000	San Francisco, CA City & County Redevelopment Finance Agency, Tax Allocation Bonds (Series 2011C), 6.75% (Mission Bay North Redevelopment)/(Original Issue Yield: 6.86%), 8/1/2041	1,168,670
2,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,375,480
1,000,000	Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	721,960
	TOTAL	48,284,917
	Colorado—4.8%
2,000,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	2,021,380
536,000	Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	472,446
760,000	Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	759,932
810,000	Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	730,191
1,000,000	Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School), 10/1/2037	1,028,540
1,610,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	1,641,797
1,000,000	Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	945,850
1,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2010A), 6.25% (Total Longterm Care National Obligated Group), 11/15/2040	1,229,965
2,000,000	Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,345,380
1,000,000	Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	1,108,210
1,540,000	Denver, CO City & County Department of Aviation, Airport System Revenue Bonds (Series 2011A), 5.25% (Original Issue Yield: 5.35%), 11/15/2022	1,834,048
450,000	Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	451,215
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	$786,840
1,000,000		Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036	1,009,990
500,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00% (United States Treasury PRF 12/1/2013@102), 12/1/2036	549,690
1,000,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875% (United States Treasury PRF 12/1/2013@102), 12/1/2033	1,109,920
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	2,186,523
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,395,280
1,500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.18%), 12/1/2034	1,724,865
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,104,360
		TOTAL	25,436,422
		Connecticut—0.2%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,078,700
		Delaware—0.4%
1,905,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,096,319
		Florida—5.1%
3,000,000		Alachua County, FL, IDRB (Series 2007A), 5.875% (North Florida Retirement Village, Inc,), 11/15/2042	2,917,110
1,380,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	1,095,692
109,219	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	21,831
785,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	795,723
10,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 7.04% (Original Issue Yield: 7.087%), 11/1/2014	9,870
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	1,009,490
990,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	1,009,077
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,000,000		Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	$1,803,420
2,000,000		Martin County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2012), 5.50% (Martin Memorial Medical Center)/(Original Issue Yield: 5.53%), 11/15/2042	2,177,560
500,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 5.00% (Mt. Sinai Medical Center, FL), 11/15/2029	543,715
1,000,000		Miami-Dade County, FL Water & Sewer Authority, Water & Sewer System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.05%), 10/1/2034	1,126,530
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	1,021,910
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	592,230
2,000,000	[3,4]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	2,011,720
1,405,000		Pinellas County, FL Educational Facilities Authority, Revenue Bonds (Series 2011A), 7.125% (Pinellas Preparatory Academy), 9/15/2041	1,574,682
690,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	703,959
310,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	152,300
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,149,640
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,253,244
1,570,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,523,057
635,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	286,048
55,000	[5]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Original Issue Yield: 6.61%), 5/1/2039	39,463
135,000	[5]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Original Issue Yield: 6.61%), 5/1/2040	77,760
70,000	[5]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Original Issue Yield: 6.61%), 5/1/2040	29,659
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$200,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	$193,868
930,000	Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	553,443
740,000	Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	748,673
1,630,000	Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2025	1,673,472
465,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	483,335
	TOTAL	26,578,481
	Georgia—1.8%
500,000	Atlanta, GA Airport General Revenue, Revenue Bonds (Series 2012C), 5.00%, 1/1/2037	546,340
4,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (Original Issue Yield: 6.38%), 11/1/2039	4,805,400
770,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	829,567
1,695,000	Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,695,017
750,000	Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	750,803
1,000,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	986,950
	TOTAL	9,614,077
	Guam—0.5%
500,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (Original Issue Yield: 6.00%), 12/1/2034	561,250
1,000,000	Guam Government, GO Bonds (Series 2009A), 7.00% (Original Issue Yield: 7.18%), 11/15/2039	1,128,370
1,000,000	Guam Government, UT GO Bonds (Series 2007A), 5.25% (Original Issue Yield: 5.45%), 11/15/2037	1,015,150
	TOTAL	2,704,770
	Hawaii—1.3%
3,660,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	4,280,772
295,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(United States Treasury COL)/(Original Issue Yield: 7.00%), 11/15/2012	296,971
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—continued
$1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(United States Treasury PRF 11/15/2013@100)/(Original Issue Yield: 8.175%), 11/15/2033	$1,112,250
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside)/(Original Issue Yield: 9.15%), 11/15/2044	1,203,790
		TOTAL	6,893,783
		Illinois—4.2%
1,750,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% (Original Issue Yield: 5.94%), 1/1/2039	2,060,065
2,500,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	3,095,025
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	414,195
1,500,000		Illinois Finance Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125% (Uno Charter School Network, Inc.), 10/1/2041	1,685,235
1,000,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	977,220
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	1,004,740
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,057,588
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,530,585
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,101,650
489,189	[1,2]	Illinois Finance Authority, Revenue Bonds (Series 2010B) (Clare at Water Tower)/(Original Issue Yield: 5.00%), 5/15/2050	9,794
1,253,288	[1,2]	Illinois Finance Authority, Revenue Bonds (Series 2010A), 6.125% (Clare at Water Tower), 5/15/2041	25,091
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,060,790
1,000,000		Illinois Finance Authority, Water Facilities Revenue Bonds (Series 2009), 5.25% (American Water Capital Corp.), 10/1/2039	1,058,700
2,250,000		Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,342,970
465,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	519,986
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	938,520
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,600,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	$1,875,440
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,552,230
		TOTAL	22,309,824
		Indiana—2.7%
1,250,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.20%), 11/15/2042	1,256,463
1,000,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.30%), 11/15/2047	997,930
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	999,900
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	1,999,600
1,305,000		Indiana State Finance Authority (Environmental Improvement Bonds), Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,358,035
1,335,000		Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.)/(Original Issue Yield: 5.05%), 6/1/2039	1,387,118
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC INS), 7/1/2017	1,148,970
2,000,000		Rockport, IN, Revenue Refunding Bonds (Series 2012-A), 7.00% (AK Steel Corp.), 6/1/2028	2,086,620
1,000,000		South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	1,000,130
1,153,630	[1,2]	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	138,447
2,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	2,063,960
		TOTAL	14,437,173
		Iowa—1.4%
4,135,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2012), 4.75% (Alcoa, Inc.), 8/1/2042	4,146,537
1,715,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50% (Deerfield Retirement Community, Inc.), 11/15/2037	1,562,742
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(United States Treasury PRF 10/1/2012@100)/(Original Issue Yield: 6.40%), 10/1/2022	$1,793,568
		TOTAL	7,502,847
		Kansas—1.5%
2,000,000		Kansas State Development Finance Authority, Revenue Bonds, 5.75% (Adventist Health System/Sunbelt Obligated Group)/(Original Issue Yield: 5.95%), 11/15/2038	2,339,800
535,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	535,171
1,000,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	942,420
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,953,180
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	2,076,380
75,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	75,569
		TOTAL	7,922,520
		Kentucky—0.7%
1,990,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	1,991,393
1,250,000		Kentucky EDFA, Revenue Bonds (Series 2011A), 7.375% (Miralea)/(Original Issue Yield: 7.40%), 5/15/2046	1,414,713
		TOTAL	3,406,106
		Louisiana—2.1%
1,000,000		DeSoto Parish, LA Environmental Improvement Authority, Revenue Bonds, Series A, 5.00% (International Paper Co.), 11/1/2018	1,063,710
1,500,000		Jefferson Parish, LA Hospital Service District No. 1, Hospital Revenue Refunding Bonds (Series 2011A), 6.00% (West Jefferson Medical Center)/(Original Issue Yield: 6.05%), 1/1/2039	1,681,380
981,000	[1,2]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	392,547
1,000,000		Louisiana Public Facilities Authority, 6.50% (Ochsner Clinic Foundation)/(Original Issue Yield: 6.65%), 5/15/2037	1,194,370
3,000,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Entergy Gulf States Louisiana LLC), 9/1/2028	3,209,190
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.33%), 6/1/2025	2,353,260
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$1,175,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	$1,260,799
		TOTAL	11,155,256
		Maine—0.3%
1,335,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	1,658,337
		Maryland—1.6%
1,555,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	1,675,310
1,060,000		Maryland State Economic Development Corp., Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,148,192
2,385,000		Maryland State Economic Development Corp., Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc. )/(Original Issue Yield: 5.875%), 6/1/2035	2,604,468
395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	385,646
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	1,024,342
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012), 5.00% (Mercy Medical Center), 7/1/2031	1,095,930
500,000		Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	523,865
		TOTAL	8,457,753
		Massachusetts—1.4%
1,063,562		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011 A-1), 6.25% (Linden Ponds, Inc.), 11/15/2046	791,067
56,460		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011 A-2), 5.50% (Linden Ponds, Inc.), 11/15/2046	35,980
280,825		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011B) (Linden Ponds, Inc.), 11/15/2056	1,466
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2011I), 7.25% (Tufts Medical Center), 1/1/2032	2,524,700
500,000	[3,4]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.75% (The Groves in Lincoln)/(Original Issue Yield: 7.90%), 6/1/2039	260,760
1,000,000	[3,4]	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds (Series 2009A), 7.875% (The Groves in Lincoln)/(Original Issue Yield: 8.00%), 6/1/2044	521,390
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Massachusetts—continued
$2,000,000	Massachusetts HEFA, Revenue Bonds (Series 1998D), 5.25% (Jordan Hospital)/(Original Issue Yield: 5.53%), 10/1/2023	$2,001,300
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,019,020
	TOTAL	7,155,683
	Michigan—4.4%
1,000,000	Dearborn, MI Economic Development Corp., Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	1,042,900
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2028	1,120,330
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2031	1,129,080
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.30%), 7/1/2039	1,597,095
4,000,000	Detroit, MI Water Supply System, Second Lien Refunding Revenue Bonds (Series 2006C), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2033	4,191,360
1,000,000	Iron River, MI Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2008), 6.50% (Iron County Community Hospitals, Inc.)/(Original Issue Yield: 6.61%), 5/15/2033	1,020,840
2,500,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	2,626,525
1,250,000	Kentwood, MI Public Economic Development Corp., LT Refunding Revenue Bonds (Series 2012), 5.625% (Holland Home Obligated Group)/(Original Issue Yield: 5.65%), 11/15/2041	1,286,613
3,165,000	Michigan State HFA, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	3,625,729
5,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	4,136,600
1,500,000	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,453,650
	TOTAL	23,230,722
	Minnesota—2.5%
1,000,000	Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	1,065,760
1,300,000	Meeker County, MN, Gross Revenue Hospital Facilities Bonds (Series 2007), 5.75% (Meeker County Memorial Hospital), 11/1/2037	1,377,766
1,000,000	Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	1,020,190
500,000	Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	518,355
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Minnesota—continued
$800,000	St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 6.75% (Achieve Language Academy), 12/1/2022	$808,120
1,000,000	St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	1,007,080
1,700,000	St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	1,701,360
665,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011B), 5.25% (Original Issue Yield: 5.291%), 3/1/2031	750,340
1,865,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,878,148
2,920,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	2,935,505
	TOTAL	13,062,624
	Mississippi—0.2%
945,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,028,566
	Missouri—1.8%
1,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	1,194,300
3,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	3,576,600
3,000,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	3,092,190
1,000,000	St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,013,750
500,000	West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	500,690
	TOTAL	9,377,530
	Nebraska—0.5%
2,500,000	Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25% (Goldman Sachs & Co. GTD), 9/1/2037	2,664,250
	Nevada—1.4%
1,000,000	Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	889,830
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,563,920
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—continued
$470,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	$375,826
470,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	478,751
900,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	898,794
		TOTAL	7,207,121
		New Jersey—2.1%
1,490,000		New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,654,615
1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	1,550,217
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	1,003,830
2,500,000		New Jersey EDA, Special Facility Revenue Bonds (Series 1999), 5.25% (Continental Airlines, Inc.), 9/15/2029	2,544,900
141,937	[1,2]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	2
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	2,019,180
1,000,000		New Jersey State EDA, Energy Facility Revenue Bonds (Series 2012A), 5.125% (UMM Energy Partners LLC)/(Original Issue Yield: 5.19%), 6/15/2043	1,014,150
1,200,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	1,479,384
		TOTAL	11,266,278
		New Mexico—0.6%
850,000		Bernalillo County, NM MFH, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	850,289
2,240,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,252,589
		TOTAL	3,102,878
		New York—6.1%
1,495,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,743,559
1,285,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,507,331
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,000,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2007A), 6.70% (Amsterdam at Harborside), 1/1/2043	$1,328,760
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	966,600
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,535,520
5,500,000	[2,6]	New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	5,776,265
5,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2012AA), 5.00%, 6/15/2034	5,771,500
1,820,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	2,197,104
2,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,366,980
1,645,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	1,798,939
1,600,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	1,720,560
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.40%), 6/15/2029	1,128,433
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,209,162
2,500,000		Port Authority of New York and New Jersey, Special Project Bonds (Series 8), 6.00% (JFK International Air Terminal LLC)/(Original Issue Yield: 6.15%), 12/1/2042	2,897,725
		TOTAL	31,948,438
		North Carolina—0.8%
2,335,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009C), 5.00%, 1/1/2026	2,642,730
500,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	485,450
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75% (Whitestone Project)/(Original Issue Yield: 8.00%), 3/1/2041	1,135,160
		TOTAL	4,263,340
		Ohio—3.6%
2,000,000		Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System), 1/1/2031	2,106,580
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	$1,659,780
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,236,905
1,500,000		Hamilton County, OH, Healthcare Revenue Bonds (Series 2011A), 6.625% (Life Enriching Communities)/(Original Issue Yield: 6.75%), 1/1/2046	1,678,425
2,000,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	2,414,980
2,910,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	3,384,184
2,355,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	2,637,412
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,132,950
750,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	792,862
		TOTAL	19,044,078
		Oklahoma—0.8%
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	1,018,820
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,036,890
2,000,000		Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	2,261,040
		TOTAL	4,316,750
		Oregon—0.4%
1,000,000	[3,4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	917,160
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 7.125%), 12/1/2034	1,092,250
		TOTAL	2,009,410
		Pennsylvania—6.0%
1,600,000	[3,4]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	1,458,672
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,120,000	Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	$1,160,118
865,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	905,162
2,000,000	Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.875% (United States Steel Corp.), 5/1/2030	2,181,140
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,043,851
1,500,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.30%), 11/15/2044	1,580,520
1,500,000	Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	1,502,070
1,500,000	Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,560,420
1,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00% (Original Issue Yield: 5.05%), 12/1/2042	1,020,110
3,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	2,757,180
1,500,000	Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2007), 5.125% (Pocono Medical Center)/(Original Issue Yield: 5.20%), 1/1/2037	1,553,160
4,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	4,779,040
900,000	Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	905,400
1,000,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2010), 6.375% (Global Leadership Academy Charter School), 11/15/2040	1,076,540
705,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	766,152
1,665,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,746,252
2,000,000	Philadelphia, PA, GO Bonds (Series 2011), 6.50%, 8/1/2041	2,439,520
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,674,405
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$660,000	Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	$675,695
	TOTAL	31,785,407
	Puerto Rico—1.4%
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.42%), 7/1/2042	2,009,000
5,000,000	Puerto Rico Public Building Authority, Government Facilities Revenue Refunding Bonds (Series 2012U), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.375%), 7/1/2042	5,076,400
	TOTAL	7,085,400
	Rhode Island—0.9%
4,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2009A), 7.00% (Lifespan Obligated Group)/(Assured Guaranty Corp. INS), 5/15/2039	4,839,600
	South Carolina—1.4%
2,910,235	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A (Original Issue Yield: 6.50%), 1/1/2032	210,963
4,887,047	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A (Original Issue Yield: 7.00%), 1/1/2042	180,772
6,509,708	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A (Original Issue Yield: 7.50%), 7/22/2051	143,148
1,440,000	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A (Original Issue Yield: 8.50%), 1/1/2032	64,771
4,415,000	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A (Original Issue Yield: 9.00%), 7/22/2051	35,232
70,394	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A) (Original Issue Yield: 4.75%), 1/1/2016	58,426
95,235	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A) (Original Issue Yield: 5.00%), 1/1/2017	47,616
105,248	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A) (Original Issue Yield: 5.50%), 1/1/2018	47,360
114,579	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A) (Original Issue Yield: 5.75%), 1/1/2019	45,829
124,628	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A) (Original Issue Yield: 5.75%), 1/1/2020	39,878
147,824	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A) (Original Issue Yield: 6.00%), 1/1/2021	38,431
156,322	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 2011A) (Original Issue Yield: 6.00%), 1/1/2022	32,824
700,000	Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	670,341
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Carolina—continued
$900,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	$812,565
750,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	643,125
2,000,000	South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	2,226,180
2,000,000	South Carolina Jobs-EDA, Refunding Revenue Bonds (Series 2003A), 6.25% (Palmetto Health Alliance)/(Original Issue Yield: 6.47%), 8/1/2031	2,123,780
	TOTAL	7,421,241
	South Dakota—0.5%
2,605,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	2,683,410
	Tennessee—1.1%
1,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	1,121,870
1,500,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.50% (Mountain States Health Alliance), 7/1/2038	1,786,635
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2023	2,995,211
	TOTAL	5,903,716
	Texas—8.9%
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	1,057,110
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	1,023,350
2,000,000	Austin, TX Water and Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2042	2,318,800
755,000	Bexar County, Health Facilities Development Corp., Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	843,108
2,000,000	Cass County, TX IDC, Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,602,460
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00% (Original Issue Yield: 6.13%), 1/1/2041	1,162,810
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,164,990
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$750,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2011), 5.75% (Idea Public Schools)/(Original Issue Yield: 6.00%), 8/15/2041	$821,933
500,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools ), 8/15/2042	522,690
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2012D), 5.00%, 11/1/2038	2,155,300
2,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	2,235,500
2,000,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	2,130,500
2,000,000	Harris County, TX HFDC, Hospital Revenue Refunding Bonds (Series 2008B), 7.25% (Memorial Hermann Healthcare System)/(Original Issue Yield: 7.30%), 12/1/2035	2,497,820
765,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	696,640
1,265,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	1,067,609
1,000,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	1,003,580
1,500,000	Houston, TX Airport System, Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625% (Continental Airlines, Inc.)/(Original Issue Yield: 6.875%), 7/15/2038	1,670,565
1,000,000	Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	1,004,310
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,113,270
535,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	651,496
2,000,000	Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	2,047,680
2,000,000	Love Field Airport Modernization Corporation, TX, Special Facilities Revenue Bonds (Series 2012), 5.00% (Southwest Airlines Co.), 11/1/2028	2,145,900
2,000,000	Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(Original Issue Yield: 6.50%), 2/15/2037	2,173,160
1,000,000	Matagorda County, TX Navigation District No. 1, PCRBs (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,160,670
2,000,000	North Texas Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.25% (Uplift Education), 12/1/2047	2,117,200
1,500,000	North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 6.00% (North Texas Toll Authority Special Projects System), 9/1/2041	1,870,065
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		San Juan Higher Education Finance Authority, TX, Education Revenue Bonds (Series 2010A), 6.70% (Idea Public Schools), 8/15/2040	$1,157,310
2,000,000	[1,2]	Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036	699,580
200,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	213,732
1,150,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	1,222,128
2,000,000		Texas State Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.), 2/15/2040	2,289,520
2,000,000		Travis County, TX HFDC., First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125% (Longhorn Village)/(Original Issue Yield: 7.40%), 1/1/2046	2,095,300
		TOTAL	46,936,086
		Utah—0.7%
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	809,480
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,760,868
1,315,000	[3,4]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,296,511
		TOTAL	3,866,859
		Virginia—3.4%
555,000		Broad Street CDA, VA, Revenue Bonds, 7.10% (United States Treasury PRF 6/1/2013@102)/(Original Issue Yield: 7.15%), 6/1/2016	591,969
800,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (United States Treasury PRF 6/1/2013@102)/(Original Issue Yield: 7.625%), 6/1/2033	855,632
1,500,000		Chesterfield County, VA EDA, Refunding PCRBs (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,752,690
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875% (Original Issue Yield: 6.93%), 3/1/2036	1,539,197
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,631,835
1,500,000		Peninsula Town Center CDA, VA, Special Obligation Bonds (Series 2007), 6.35%, 9/1/2028	1,589,970
1,000,000		Peninsula Town Center CDA, VA, Special Obligation Bonds (Series 2007), 6.45%, 9/1/2037	1,054,870
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	$3,037,517
3,000,000		Virginia Small Business Financing Authority, Senior Lien Revenue Bonds (Series 2012), 5.00% (95 Express Lanes LLC), 1/1/2040	3,131,700
2,500,000		Virginia Small Business Financing Authority, Senior Lien Revenue Bonds (Series 2012), 6.00% (Elizabeth River Crossings Opco, LLC), 1/1/2037	2,863,625
		TOTAL	18,049,005
		Washington—1.1%
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	3,114,090
1,500,000	[3,4]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,651,740
770,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012), 5.00% (Kadlec Regional Medical Center), 12/1/2042	783,067
		TOTAL	5,548,897
		West Virginia—0.5%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	671,949
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,016,830
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,032,050
		TOTAL	2,720,829
		Wisconsin—2.1%
750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	750,285
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.950%), 5/1/2033	6,364,548
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	774,858
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,029,930
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 6.875%), 7/1/2028	524,825
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$1,500,000		Wisconsin State Public Finance Authority, Senior Airport Facilities Revenue Refunding Bonds (Series 2012B), 5.00% (TrIPs Obligated Group)/(Original Issue Yield: 5.15%), 7/1/2042	$1,505,100
		TOTAL	10,949,546
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $490,932,362)	510,380,504
		CORPORATE BOND—0.5%
		Multi State—0.5%
4,000,000	[3]	Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037 (IDENTIFIED COST $3,989,000)	2,534,720
		SHORT-TERM MUNICIPALS—0.8%[7]
		Georgia—0.3%
1,900,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.250%, 9/3/2012	1,900,000
		Texas—0.5%
2,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 9/3/2012	2,500,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	4,400,000
		TOTAL MUNICIPAL INVESTMENTS—98.1% (IDENTIFIED COST $499,321,362)[8]	517,315,224
		OTHER ASSETS AND LIABILITIES - NET—1.9%[9]	10,070,076
		TOTAL NET ASSETS—100%	$527,385,300
At August 31, 2012, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1U.S. Treasury Notes, 10-Year Short Futures	100	$13,371,875	December 2012	$(120,253)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.9% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).
1	Non-income producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $17,767,276, which represented 3.4% of total net assets.
Annual Shareholder Report

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2012, these liquid restricted securities amounted to $15,232,556, which represented 2.9% of total net assets.
5	Zero coupon bond.
6	Obligor has filed for bankruptcy protection.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	The cost of investments for federal tax purposes amounts to $500,992,081.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$510,380,504[1]	$—	$510,380,504
Corporate Bond	—	2,534,720	—	2,534,720
Short-Term Municipals	—	4,400,000	—	4,400,000
TOTAL SECURITIES	$—	$517,315,224	$—	$517,315,224
OTHER FINANCIAL INSTRUMENTS[2]	$(120,253)	$—	$—	$(120,253)
1	Includes $916,133 of securities transferred from Level 3 to Level 2 because the securities no longer required the use of unobservable inputs in determining their value. Transfer shown represents the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COL	—Collateralized
COP	—Certificate of Participation
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$8.21	$8.59	$7.76	$8.72	$9.58
Income From Investment Operations:
Net investment income	0.42	0.45	0.49	0.49	0.50
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.74	(0.36)	0.83	(0.96)	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	1.16	0.09	1.32	(0.47)	(0.36)
Less Distributions:
Distributions from net investment income	(0.42)	(0.47)	(0.49)	(0.49)	(0.50)
Net Asset Value, End of Period	$8.95	$8.21	$8.59	$7.76	$8.72
Total Return[2]	14.58%	1.29%	17.42%	(4.87)%	(3.86)%
Ratios to Average Net Assets:
Net expenses	0.89%	0.85%	0.77%	0.79%[3]	0.81%[3,4]
Net investment income	4.88%	5.57%	5.93%	6.65%	5.50%
Expense waiver/reimbursement[5]	0.15%	0.22%	0.28%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$239,911	$190,003	$229,217	$180,422	$208,302
Portfolio turnover	14%	28%	18%	24%	34%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.81% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.03% for the year ended August 31, 2008.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$8.21	$8.59	$7.75	$8.71	$9.57
Income From Investment Operations:
Net investment income	0.36	0.41	0.44	0.45	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.74	(0.38)	0.82	(0.97)	(0.87)
TOTAL FROM INVESTMENT OPERATIONS	1.10	0.03	1.26	(0.52)	(0.43)
Less Distributions:
Distributions from net investment income	(0.36)	(0.41)	(0.42)	(0.44)	(0.43)
Net Asset Value, End of Period	$8.95	$8.21	$8.59	$7.75	$8.71
Total Return[2]	13.72%	0.55%	16.69%	(5.59)%	(4.59)%
Ratios to Average Net Assets:
Net expenses	1.64%	1.60%	1.53%	1.54%[3]	1.56%[3,4]
Net investment income	4.15%	4.82%	5.19%	5.90%	4.74%
Expense waiver/reimbursement[5]	0.15%	0.22%	0.28%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,783	$24,122	$36,952	$41,094	$58,798
Portfolio turnover	14%	28%	18%	24%	34%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54% and 1.56% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.03% for the year ended August 31, 2008.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$8.21	$8.59	$7.75	$8.72	$9.57
Income From Investment Operations:
Net investment income	0.36	0.39	0.43	0.44	0.43
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.74	(0.36)	0.83	(0.97)	(0.85)
TOTAL FROM INVESTMENT OPERATIONS	1.10	0.03	1.26	(0.53)	(0.42)
Less Distributions:
Distributions from net investment income	(0.36)	(0.41)	(0.42)	(0.44)	(0.43)
Net Asset Value, End of Period	$8.95	$8.21	$8.59	$7.75	$8.72
Total Return[2]	13.72%	0.54%	16.69%	(5.69)%	(4.48)%
Ratios to Average Net Assets:
Net expenses	1.64%	1.60%	1.53%	1.54%[3]	1.56%[3,4]
Net investment income	4.13%	4.82%	5.18%	5.91%	4.75%
Expense waiver/reimbursement[5]	0.15%	0.22%	0.28%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,295	$46,925	$52,785	$40,630	$48,495
Portfolio turnover	14%	28%	18%	24%	34%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54% and 1.56% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.03% for the year ended August 31, 2008.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$8.21	$8.59	$7.76	$8.72	$9.58
Income From Investment Operations:
Net investment income	0.42	0.45	0.49	0.49	0.50
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.74	(0.36)	0.83	(0.96)	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	1.16	0.09	1.32	(0.47)	(0.36)
Less Distributions:
Distributions from net investment income	(0.42)	(0.47)	(0.49)	(0.49)	(0.50)
Net Asset Value, End of Period	$8.95	$8.21	$8.59	$7.76	$8.72
Total Return[2]	14.58%	1.29%	17.42%	(4.87)%	(3.86)%
Ratios to Average Net Assets:
Net expenses	0.89%	0.85%	0.77%	0.79%[3]	0.81%[3,4]
Net investment income	4.89%	5.57%	5.93%	6.66%	5.50%
Expense waiver/reimbursement[5]	0.15%	0.22%	0.28%	0.29%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$203,396	$177,290	$200,948	$162,315	$190,686
Portfolio turnover	14%	28%	18%	24%	34%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.81% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.03% for the year ended August 31, 2008.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2012
Assets:
Total investment in securities, at value (identified cost $499,321,362)		$517,315,224
Cash		189,412
Restricted cash (Note 2)		110,000
Income receivable		7,650,122
Receivable for investments sold		5,343,856
Receivable for shares sold		1,309,081
TOTAL ASSETS		531,917,695
Liabilities:
Payable for investments purchased	$2,519,985
Payable for shares redeemed	1,659,006
Payable for daily variation margin	57,813
Payable for shareholder services fee (Note 5)	106,613
Payable for distribution services fee (Note 5)	52,995
Payable for Directors'/Trustees' fees	914
Accrued expenses	135,069
TOTAL LIABILITIES		4,532,395
Net assets for 58,908,056 shares outstanding		$527,385,300
Net Assets Consist of:
Paid-in capital		$583,875,767
Net unrealized appreciation of investments and futures contracts		17,873,609
Accumulated net realized loss on investments and futures contracts		(74,808,330)
Undistributed net investment income		444,254
TOTAL NET ASSETS		$527,385,300
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($239,910,695 ÷ 26,794,270 shares outstanding), no par value, unlimited shares authorized	$8.95
Offering price per share (100/95.50 of $8.95)	$9.37
Redemption proceeds per share	$8.95
Class B Shares:
Net asset value per share ($22,783,380 ÷ 2,546,253 shares outstanding), no par value, unlimited shares authorized	$8.95
Offering price per share	$8.95
Redemption proceeds per share (94.50/100 of $8.95)	$8.46
Class C Shares:
Net asset value per share ($61,295,171 ÷ 6,849,854 shares outstanding), no par value, unlimited shares authorized	$8.95
Offering price per share	$8.95
Redemption proceeds per share (99.00/100 of $8.95)	$8.86
Class F Shares:
Net asset value per share ($203,396,054 ÷ 22,717,679 shares outstanding), no par value, unlimited shares authorized	$8.95
Offering price per share (100/99.00 of $8.95)	$9.04
Redemption proceeds per share (99.00/100 of $8.95)	$8.86
See Notes which are an integral part of the Financial Statement
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2012
Investment Income:
Interest			$27,535,767
Expenses:
Investment adviser fee (Note 5)		$2,859,760
Administrative fee (Note 5)		371,849
Custodian fees		20,803
Transfer and dividend disbursing agent fees and expenses		274,298
Directors'/Trustees' fees		5,030
Auditing fees		26,500
Legal fees		6,533
Portfolio accounting fees		111,665
Distribution services fee (Note 5)		564,035
Shareholder services fee (Note 5)		1,187,414
Account administration fee (Note 2)		3,213
Share registration costs		60,481
Printing and postage		36,949
Insurance premiums		4,601
Miscellaneous		6,047
TOTAL EXPENSES		5,539,178
Waivers (Note 5):
Waiver of investment adviser fee	$(701,615)
Waiver of administrative fee	(9,136)
Waiver of distribution services fee	(150)
TOTAL WAIVERS		(710,901)
Net expenses			4,828,277
Net investment income			22,707,490
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,678,709)
Net realized loss on futures contracts			(280,962)
Net change in unrealized depreciation of investments			43,582,973
Net change in unrealized depreciation of futures contracts			(120,253)
Net realized and unrealized gain on investments and futures contracts			41,503,049
Change in net assets resulting from operations			$64,210,539
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended August 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,707,490	$25,119,832
Net realized loss on investments and futures contracts	(1,959,671)	(21,677,564)
Net change in unrealized appreciation/depreciation of investments and futures contracts	43,462,720	(2,061,000)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,210,539	1,381,268
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(10,503,812)	(11,698,595)
Class B Shares	(961,202)	(1,498,494)
Class C Shares	(2,188,010)	(2,449,536)
Class F Shares	(9,291,231)	(10,715,888)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,944,255)	(26,362,513)
Share Transactions:
Proceeds from sale of shares	96,940,087	65,671,044
Net asset value of shares issued to shareholders in payment of distributions declared	19,279,367	20,780,268
Cost of shares redeemed	(68,439,954)	(143,032,996)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	47,779,500	(56,581,684)
Change in net assets	89,045,784	(81,562,929)
Net Assets:
Beginning of period	438,339,516	519,902,445
End of period (including undistributed net investment income of $444,254 and $386,641, respectively)	$527,385,300	$438,339,516
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2012
1. Organization
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Municipal High Yield Advantage Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses, and Distributions
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes.
For the year ended August 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$1,679
Class F Shares	1,534
TOTAL	$3,213
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006 - 2/16/2007	$3,989,000	$2,534,720
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.
The average notional value of short futures contracts held by the Fund throughout the period was $5,613,341. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$120,253*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2012
Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(280,962)
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(120,253)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following tables summarize share activity:
Year Ended August 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,416,505	$55,095,880	4,820,706	$39,181,804
Shares issued to shareholders in payment of distributions declared	1,044,647	8,908,430	1,136,642	9,221,844
Shares redeemed	(3,799,592)	(32,605,875)	(9,496,538)	(76,613,825)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,661,560	$31,398,435	(3,539,190)	$(28,210,177)
Annual Shareholder Report

Year Ended August 31	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	436,458	$3,772,171	360,066	$2,952,430
Shares issued to shareholders in payment of distributions declared	99,573	846,420	147,721	1,197,844
Shares redeemed	(928,649)	(7,913,179)	(1,871,240)	(15,111,718)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(392,618)	$(3,294,588)	(1,363,453)	$(10,961,444)
Year Ended August 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,680,226	$14,520,436	1,074,606	$8,838,758
Shares issued to shareholders in payment of distributions declared	217,368	1,852,059	237,234	1,921,040
Shares redeemed	(764,450)	(6,523,195)	(1,740,770)	(13,999,071)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,133,144	$9,849,300	(428,930)	$(3,239,273)
Year Ended August 31	2012		2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,727,252	$23,551,600	1,791,610	$14,698,052
Shares issued to shareholders in payment of distributions declared	900,685	7,672,458	1,041,903	8,439,540
Shares redeemed	(2,497,013)	(21,397,705)	(4,630,615)	(37,308,382)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,130,924	$9,826,353	(1,797,102)	$(14,170,790)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,533,010	$47,779,500	(7,128,675)	$(56,581,684)
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for partnership income and gains, defaulted securities, discount accretion/premium amortization on debt securities and the expiration of capital loss carryforwards.
For the year ended August 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(3,341,187)	$294,378	$3,046,809
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2012 and 2011, was as follows:
	2012	2011
Tax-exempt income	$22,941,250	$26,362,513
Ordinary income	$3,005	$—
As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$671,677
Net unrealized appreciation	$16,095,720
Capital loss carryforwards	$(73,257,864)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, open defaulted securities and partnership adjustments.
At August 31, 2012, the cost of investments for federal tax purposes was $500,992,081. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $16,323,143. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,762,428 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,439,285.
At August 31, 2012, the Fund had a capital loss carryforward of $73,257,864 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$3,510,142	$17,982,801	$21,492,943
2013	$7,976,021	N/A	$7,976,021
2014	$1,161,133	N/A	$1,161,133
2017	$20,198,309	N/A	$20,198,309
2018	$19,483,511	N/A	$19,483,511
2019	$2,945,947	N/A	$2,945,947
Capital loss carryforwards of $3,341,471 expired during the year ended August 31, 2012.
Annual Shareholder Report

5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the Adviser waived $701,615 of its fee.
Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.3233% effective January 1, 2006 and could not be increased until after December 31, 2010, at which time the obligation expired.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,136 of its fee.
On August 15, 2012, the Trustees approved the elimination of the minimum administrative personnel and services fees indicated above effective September 1, 2012.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$170,922	$—
Class C Shares	393,113	(150)
TOTAL	$564,035	$(150)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2012, FSC retained $93,074 of fees paid by the Fund. For the year ended August 31, 2012, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee; however, they may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2012, FSC retained $80,713 in sales charges from the sale of Class A Shares and $2,465 from the sale of Class F Shares. FSC also retained $12,190 of CDSC relating to redemptions of Class B Shares, $2,523 related to redemptions of Class C Shares and $41,356 related to redemptions of Class F Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. This waiver can be modified or terminated at any time. For the year ended August 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$530,985
Class B Shares	56,974
Class C Shares	131,038
Class F Shares	468,417
TOTAL	$1,187,414
For the year ended August 31, 2012, FSSC received $30,370 of fees paid by the Fund.
Interfund Transactions
During the year ended August 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $155,400,000 and $161,650,000, respectively.
Annual Shareholder Report

Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment Risk
Although the Fund has a diversified portfolio, the Fund has 43.9% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.
7. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2012, were as follows:
Purchases	$113,056,028
Sales	$64,212,130
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the program was not utilized.
10. Federal Tax Information (unaudited)
For the fiscal year ended August 31, 2012, 99.99% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF federated municipal securities income trust and shareholders of federated municipal High yield advantage FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal High Yield Advantage Fund (the “Fund”), a portfolio of Federated Municipal Securities Income Trust, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2009 were audited by other independent registered public accountants whose report thereon dated October 20, 2009, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal High Yield Advantage Fund as of August 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 24, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2012	Ending Account Value 8/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,061.80	$4.61
Class B Shares	$1,000	$1,059.00	$8.49
Class C Shares	$1,000	$1,059.00	$8.49
Class F Shares	$1,000	$1,063.00	$4.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.66	$4.52
Class B Shares	$1,000	$1,016.89	$8.31
Class C Shares	$1,000	$1,016.89	$8.31
Class F Shares	$1,000	$1,020.66	$4.52
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.89%
Class B Shares	1.64%
Class C Shares	1.64%
Class F Shares	0.89%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 5 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: August 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: August 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2010	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Lee R. Cunningham II Birth Date: August 26, 1964 Vice President Officer since: June 2012 Portfolio Manager since: April 2009	Principal Occupations: Lee R. Cunningham II has been the Fund's Portfolio Manager since April 2009. He is Vice President of the Trust with respect to the Fund. He joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. He received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.
R. J. Gallo Birth Date: June 10, 1969 Vice President Officer since: June 2012 Portfolio Manager since: April 2010	Principal Occupations: R.J. Gallo, Senior Portfolio Manager and Head of the Municipal Bond Investment Group has been the Fund's Portfolio Manager since April 2010. He is Vice President of the Trust with respect to the Fund. Mr. Gallo joined Federated in 2000 as an Investment Analyst. He became a Senior Vice President of the Fund's Adviser in 2011. From 2005 to 2010 Mr. Gallo served as Vice President and from January 2002 through 2004 and as a Assistant Vice President of the Fund's Adviser. He has been a Portfolio Manager since December 2002. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo has received the Chartered Financial Analyst designation and a Master's in Public Affairs with a concentration in Economics and Public Policy from Princeton University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Municipal High Yield Advantage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
Annual Shareholder Report

For the periods covered by the Evaluation, the Fund's performance for the one-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
Annual Shareholder Report

lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923864
CUSIP 313923856
CUSIP 313923849
CUSIP 313923831
G01091-01 (10/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
August 31, 2012
Share Class	Ticker
A	MMIFX

Federated Michigan Intermediate Municipal Trust
Fund Established 1991

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2011 through August 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2012, was 7.11% for its Class A Shares. The total return of the S&P Municipal Bond MI, Investment Grade 3-15 Year Sub-Index (the “Michigan (3-15) Index”)1 was 7.66% during the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the Michigan (3-15) Index.
During the reporting period, the most significant factors affecting the Fund's performance relative to the Michigan (3-15) Index were: (a) the effective duration of the portfolio (which indicates the portfolio's sensitivity to changes in interest rates);2,3 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (c) the allocation of the Fund's portfolio among securities of similar issuers (referred to as “sectors”); (d) the credit quality of portfolio securities (which indicates the risk that the securities may default);4 and (e) security selection.
The 7.11% total return for the reporting period consisted of 3.35% of tax-exempt dividends and 3.76% of price appreciation in the net asset value of the shares.5
MARKET OVERVIEW
During the 12-month reporting period, tax-exempt municipal bond yields dropped sharply, which raised the values of existing bonds. Tax-exempt municipal bonds began the reporting period from an overly cheap starting point as a result of negative headline risk concerning municipal credit quality and potentially increased municipal defaults which turned out to be unfounded, although the risk of a high profile municipal issuer becoming distressed continued to exist. The reporting period also began with massive outflows from tax-exempt municipal bond funds, which continued from the period beginning in October 2010. By late 2011 and early 2012, tax-exempt municipal bond fund flows began to turn consistently positive. A lengthy rally in the tax-exempt municipal bond market received additional support from the “January Effect” at the beginning of 2012 and again in the June to July 2012 period, which consisted of significant money being reinvested into the tax-exempt municipal bond market from bonds maturing and being called by issuers. Also, the amount of tax-exempt municipal bond issuance during this time of year was muted, which created a favorable technical environment (supply/demand imbalance) within the municipal bond market.
Treasury yields also declined significantly during the 12-month reporting period, and this powerful rally spilled over into the tax-exempt municipal bond market. The ten-year U.S. Treasury bond declined from a high of 2.40% in October 2011 to a low of 1.39% in July 2012, while closing at 1.55% at the end
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of the reporting period. In an attempt to support a stronger economic recovery, the Federal Reserve (the “Fed”) maintained a highly accommodative monetary policy stance during the reporting period. Developments in Europe continued to be a central focus for investors, as concerns persisted about the prospects for a durable solution to the European fiscal and financial difficulties, which indirectly affected rate levels in the tax-exempt municipal bond market. Foreign economic growth continued to be subdued, as fiscal retrenchment in the euro area continued to weigh on economic activity in Europe and factored into the Fed's accommodative policy stance.
The overriding positives for the tax-exempt municipal bond market during the reporting period included the sharp decline in Treasury yields, light tax-exempt new issue supply, the Fed maintaining its near zero interest rate policy and the extremely low rate of municipal defaults despite persistent budget pressures for municipal issuers. The Fed's last meeting during the reporting period was on August 1, 2012. At that time, the Fed did not make policy changes, but instead expressed concerns about the global financial difficulties and short-term inflation due to higher oil and agricultural products prices. In addition, the mounting pressures on public pension plans and their unfunded liabilities continued to receive significant scrutiny. The Fed also stated its concern that the recovery was still vulnerable to adverse shocks and persistent headwinds that continued to restrain the pace of economic recovery.
During the 12-month reporting period, the Michigan tax-exempt municipal market reflected improved trends in the local market as well as the overall trends in the national market. According to Municipal Market Data, spreads on Michigan bonds tightened by up to 23 basis points compared to the “AAA” benchmark. The Bond Buyer reported that issuance of Michigan municipal bonds for the twelve months ending August 31, 2012, was 104% higher than during the previous twelve months.
Michigan's economy and finances continued to improve, but still lagged pre-recession levels. The state's unemployment rate, on a seasonally adjusted basis, fell from 10.6% at the end of July 2011 to 9.0% in July 2012—this showed a significant recovery from the high of 14.2% in 2009. Like the previous year, the state approved its 2012-2013 budget several months early. The budget included a small cut in the individual income tax rate from 4.35% to 4.25%.
During the reporting period, the rating agencies maintained their ratings on the state's general obligation bonds. Moody's Rating Service rates Michigan “Aa2” with a stable outlook, Standard & Poor's “AA-” with a stable outlook and Fitch Ratings “AA-” with a positive outlook.
DURATION
As determined at the end of the 12-month reporting period, the Fund's dollar-weighted average duration was 4.74 years. Duration management continued to be a significant component of the Fund's investment strategy. The Fund's duration was generally maintained within 4% of the duration of the
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Michigan (3-15) Index during the 12-month reporting period, with a slight bias toward a shorter duration. Overall, because the Fund's duration was shorter than the Michigan (3-15) Index in a falling rate environment, the Fund's duration had a slightly negative effect on the Fund's performance.
YIELD CURVE and MATURITY
During the 12-month reporting period, the tax-exempt municipal yield curve flattened as a result of longer maturity bonds declining more than bonds with shorter maturities, although yields fell across the entire yield curve. The Fund's overweight position in bonds with 10 or more years to maturity, which saw higher returns than shorter bonds, resulted in yield curve positioning that benefited Fund performance, relative to the Michigan (3-15) Index.
SECTOR
Sector selection had mixed results, during the 12-month reporting period. Positive excess return came from the Fund's overweight positions, relative to the Michigan (3-15) Index, in hospital and industrial revenue bonds, which were among the stronger performing sectors. An underweight allocation to pre-refunded bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account), which underperformed, also benefited Fund performance. Conversely, overweight positions, relative to the Michigan (3-15) Index, in lagging sectors, including Transportation and Education negatively affected the Fund's performance. In total, sector selection had a positive effect on Fund performance.
CREDIT QUALITY6
During the 12-month reporting period, the Fund, according to its strategy, maintained a high-quality portfolio, with over 90% of the portfolio rated in one of the three highest rating categories (“AAA,” “AA” and “A”).6 In the Michigan (3-15) Index, lower-quality tax-exempt bonds outperformed higher-quality ones. Among investment-grade bonds, “BBB”-rated bonds had the highest returns, followed in order by those rated “A,” “AA” and “AAA.” Relative to the Michigan (3-15) Index, the Fund was overweight in “BBB”-rated bonds and underweight in “AAA”-rated bonds, which resulted in higher Fund performance compared to the Michigan (3-15) Index.
SECURITY SELECTION
During the 12-month reporting period, security-specific factors included credit rating changes, calls and other idiosyncratic occurrences for individual bonds. These individual items had a negative effect on the Fund's performance versus the Michigan (3-15) Index.
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1	The Fund's broad-based securities market index is the S&P Municipal Bond Intermediate Index (the “Intermediate Index”), which had a total return of 7.11% during the reporting period. Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Intermediate Index and the Michigan (3-15) Index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4	Credit ratings pertain only to the securities in the portfolio and do not protect the Fund shares against market risk.
5	Income may be subject to the federal alternative minimum tax for individuals or corporations (AMT).
6	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard & Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher rated securities and increased possibilities of default.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for Class A Shares averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in Federated Michigan Intermediate Municipal Trust (Class A Shares) (the “Fund”) from August 31, 2002 to August 31, 2012, compared to the S&P Municipal Bond Intermediate Index (Intermediate Index),2 and the S&P Municipal Bond MI, Investment Grade, 3-15 Years Sub-Index (Michigan (3-15) Index).3
Average Annual Total Returns for the Period Ended 8/31/2012
(returns reflect all applicable sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
A	3.85%	4.52%	3.94%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of a $10,000 Investment–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700).

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The Intermediate Index and Michigan (3-15) Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Intermediate Index consists of bonds in the S&P Municipal Bond Index (“Main Index”) with a minimum maturity of 3 years and a maximum maturity of up to, but not including, 15 years as measured from the Rebalancing Date of the Main Index. The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly. The Intermediate Index is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The Intermediate Index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Michigan (3-15) Index represents, by market weighting, the portion of the Intermediate Index composed solely of bonds issued by the state of Michigan or local governments or state or local government entities within Michigan that are rated BBB-/Baa3 or higher with remaining maturities of between 3 and 15 years. The Michigan (3-15) Index is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The Michigan (3-15) Index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)
At August 31, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	29.2%
Hospital	19.5%
Water Sewer	9.2%
Transportation	8.3%
Education	7.9%
Special Tax	7.3%
Industrial Development Bond/Pollution Control Revenue	4.9%
General Obligation—State	4.5%
Public Power	3.1%
Multi-Family Housing	2.0%
Other[2]	3.2%
Other Assets and Liabilities—Net[3]	0.9%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 95.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
August 31, 2012
Principal Amount		Value
	MUNICIPAL BONDS—97.6%
	Michigan—97.6%
$1,000,000	Anchor Bay, MI School District, UT Refunding GO Bonds (Series 2012), 5.00% (Q-SBLF GTD), 5/1/2020	$1,217,780
2,000,000	Ann Arbor, MI Public School District, Refunding UT GO Bonds (Series 2012), 4.00% (Q-SBLF GTD), 5/1/2022	2,320,780
1,300,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2019	1,469,364
955,000	Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	1,075,368
1,000,000	Avondale, MI School District, Refunding UT GO Bonds (Series 2009), 4.50% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2018	1,145,220
1,000,000	Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,142,980
725,000	Berkley, MI School District, Refunding UT GO Bonds (Series 2009), 5.00% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2019	853,165
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50% (Assured Guaranty Municipal Corp. INS), 12/1/2023	1,863,191
1,000,000	Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	1,128,750
450,000	Byron Center, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2021	544,842
100,000	Canton Charter Township, MI, LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 4/1/2014	106,989
1,000,000	Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	1,154,190
500,000	Chippewa Valley, MI Schools, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2014	536,745
570,000	Coldwater, MI Electric Utility, Revenue Refunding Bonds, 4.50% (Syncora Guarantee, Inc. INS), 8/1/2013	588,462
1,250,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,373,075
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Bonds, 5.50% (National Public Finance Guarantee Corporation INS), 7/1/2016	1,671,315
1,000,000	Detroit, MI Water Supply System, Revenue Bonds Series A, 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	1,074,620
1,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2005-B), 5.50% (Berkshire Hathaway Assurance Corp. INS), 7/1/2020	1,159,800
Annual Shareholder Report
8

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$2,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 7/1/2018	$2,200,460
2,000,000	Dickinson County, MI EDC, Refunding PCRBs (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	2,099,820
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS)/(Q-SBLF GTD), 2/15/2023	1,144,390
250,000	Essexville-Hampton, MI Public Schools, UT GO Refunding Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 5/1/2014	259,783
1,000,000	Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 10/1/2020	1,172,700
500,000	Grand Rapids, MI Community College, LT GO Community College Bonds (Series 2012), 5.00%, 5/1/2024	603,540
1,000,000	Howell, MI Public Schools, UT GO Refunding Bonds (Series 2012), 4.25% (Q-SBLF GTD), 5/1/2024	1,130,800
2,000,000	Jackson County, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2006C), 5.00% (Allegiance Health)/(Assured Guaranty Corp. INS), 6/1/2026	2,260,800
1,000,000	Jenison, MI Public Schools, School Building & Site Bonds (Series 2011B), 5.00%, 5/1/2021	1,199,460
2,130,000	Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 2006), 5.00% (Bronson Methodist Hospital)/(Assured Guaranty Municipal Corp. INS), 5/15/2019	2,523,496
1,000,000	Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2018	1,134,780
1,000,000	Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,173,050
450,000	Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC INS), 9/1/2014	489,051
510,000	Kalamazoo, MI Water Revenue, Revenue Refunding Bonds, 5.00% (AMBAC INS), 9/1/2015	574,020
1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	2,024,440
1,345,000	Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,470,919
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	2,003,628
1,500,000	Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series 2011A), 5.00% (Spectrum Health), 11/15/2022	1,757,865
1,000,000	Kentwood, MI Public Schools, Refunding UT GO Bonds (Series 2012), 4.00%, 5/1/2022	1,161,620
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00% (Assured Guaranty Municipal Corp. INS), 11/15/2020	1,111,727
Annual Shareholder Report
9

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	$2,272,666
1,000,000	Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2014@100), 5/1/2020	1,078,020
1,200,000	Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2022	1,348,776
400,000	Michigan Finance Authority, Hospital Revenue Bonds (Series 2012), 5.00% (Sparrow Obligated Group, MI), 11/15/2026	456,260
1,500,000	Michigan Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Michigan Finance Authority Unemployment Obligation Assessment), 1/1/2021	1,807,290
1,000,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds (Series 2012), 5.00% (Clean Water Revolving Fund), 10/1/2025	1,241,430
1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC INS), 12/1/2013	1,030,180
1,525,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,840,461
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Refunding Revenue Bonds (Series 2011A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	1,179,560
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (Series 2009II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,175,630
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Assured Guaranty Corp. INS), 10/15/2024	1,192,380
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,424,400
1,000,000	Michigan State Department of Transportation, Grant Anticipation Bonds, 4.25% (Assured Guaranty Municipal Corp. INS), 9/15/2012	1,001,560
2,485,000	Michigan State Department of Transportation, Grant Anticipation Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 9/15/2021	2,848,183
1,970,000	Michigan State Financial Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	2,191,369
1,275,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,442,650
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,094,400
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,047,450
1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital Medical Center), 3/1/2016	1,316,276
Annual Shareholder Report
10

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2010 F-3), 2.625% TOBs (Ascension Health Credit Group), Mandatory Tender 6/30/2014	$1,038,170
750,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2022	816,255
440,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System) (National Public Finance Guarantee Corporation INS)/(United States Treasury COL)/(Original Issue Yield: 5.55%), 8/15/2014	466,250
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	2,172,520
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2024	2,281,020
250,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2014	271,240
500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2025	534,640
1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Oakwood Obligated Group), 7/15/2025	1,072,780
250,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2012	252,243
2,000,000	Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2010A), 4.375%, 10/1/2025	2,132,400
195,000	Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.00% (Assured Guaranty Municipal Corp. INS), 10/1/2012	195,370
210,000	Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (Assured Guaranty Municipal Corp. INS), 10/1/2013	214,383
100,000	Michigan State Housing Development Authority, MFH Revenue Bonds (Series B), 4.05% (Assured Guaranty Municipal Corp. INS), 4/1/2013	101,164
1,000,000	Michigan State Strategic Fund, LO Refunding Revenue Bonds, 7.00% (Detroit Edison Co.)/(AMBAC INS), 5/1/2021	1,314,940
820,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	844,485
2,000,000	Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	2,051,460
110,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	110,137
1,000,000	Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	1,009,660
2,600,000	Michigan State Trunk Line, Refunding Revenue Bonds (Series 2009), 5.00%, 11/1/2020	3,166,956
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2014	1,097,810
Annual Shareholder Report
11

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 9/1/2014	$1,091,820
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	621,300
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	613,225
2,000,000	Michigan State, Environmental Program & Refunding UT GO Bonds (Series 2008A), 5.00%, 5/1/2016	2,294,540
1,000,000	Michigan Strategic Fund, LT Obligation Refunding Revenue Bonds (Series 2008ET-2), 5.50% TOBs (Detroit Edison Co.), Mandatory Tender 8/1/2016	1,144,810
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.25% (Michigan State), 10/15/2022	1,183,530
1,000,000	Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (Assured Guaranty Corp. INS), 10/1/2018	1,208,510
500,000	Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2019	591,855
1,000,000	Oakland County, MI EDC, Revenue Refunding Bonds, 4.00% (Cranbrook Educational Community), 11/1/2021	1,076,580
1,855,000	Orchard View, MI Schools, UT GO Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2022	2,069,030
525,000	Ovid Elsie, MI Area Schools, UT GO Refunding Bonds, 4.00% (Q-SBLF GTD)/(Assured Guaranty Municipal Corp. INS), 5/1/2015	562,700
1,000,000	Regents of University of Michigan, General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,149,170
550,000	Rochester Hills, MI, Refunding UT GO Bonds (Series 2010), 4.50%, 4/1/2021	645,860
1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2022	1,237,565
1,100,000	Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2021	1,214,730
1,670,000	Saginaw County, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75% (Assured Guaranty Municipal Corp. INS), 7/1/2025	1,887,351
1,500,000	Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2010H), 5.00% (Covenant Medical Center, Inc.)/(Original Issue Yield: 5.07%), 7/1/2030	1,584,435
1,975,000	St. Clair County, MI, GO Limited Tax Refunding Bonds (Series 2012), 5.00%, 4/1/2025	2,334,312
500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2017	591,135
Annual Shareholder Report
12

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	$2,315,980
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,277,760
1,000,000	Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/15/2019	1,162,690
1,000,000	Western Michigan University, General Revenue Refunding Bonds (Series 2009), 5.25% (Assured Guaranty Corp. INS), 11/15/2019	1,198,300
1,000,000	Ypsilanti, MI School District, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 5/1/2023	1,086,310
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $118,696,763)	128,199,307
	SHORT-TERM MUNICIPALS—1.5%[1]
	Michigan—1.5%
450,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 9/6/2012	450,000
1,400,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 9/6/2012	1,400,000
150,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 9/6/2012	150,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.1% (IDENTIFIED COST $120,696,763)[2]	130,199,307
	OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	1,157,641
	TOTAL NET ASSETS—100%	$131,356,948
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.0% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The cost of investments for federal tax purposes amounts to $120,664,233.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDC	—Economic Development Commission
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.17	$11.27	$10.80	$10.84	$10.84
Income From Investment Operations:
Net investment income	0.36	0.39	0.40	0.42	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.42	(0.10)	0.47	(0.04)	(0.00)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.78	0.29	0.87	0.38	0.45
Less Distributions:
Distributions from net investment income	(0.36)	(0.39)	(0.40)	(0.42)	(0.45)
Net Asset Value, End of Period	$11.59	$11.17	$11.27	$10.80	$10.84
Total Return[2]	7.11%	2.74%	8.25%	3.69%	4.19%
Ratios to Average Net Assets:
Net expenses	0.62%	0.54%	0.54%	0.54%	0.53%
Net investment income	3.16%	3.60%	3.66%	3.98%	4.10%
Expense waiver/reimbursement[3]	0.35%	0.38%	0.35%	0.31%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$131,357	$124,626	$160,614	$164,536	$155,117
Portfolio turnover	13%	16%	21%	12%	13%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
August 31, 2012
Assets:
Total investment in securities, at value (identified cost $120,696,763)		$130,199,307
Cash		42,903
Income receivable		1,610,517
Receivable for shares sold		4,836
TOTAL ASSETS		131,857,563
Liabilities:
Payable for shares redeemed	$264,441
Income distribution payable	140,521
Payable for portfolio accounting fees	37,916
Payable for shareholder services fee (Note 5)	21,965
Payable for transfer and dividend disbursing agent fees and expenses	13,141
Payable for Directors'/Trustees' fees	1,348
Accrued expenses	21,283
TOTAL LIABILITIES		500,615
Net assets for 11,338,182 shares outstanding		$131,356,948
Net Assets Consist of:
Paid-in capital		$121,475,125
Net unrealized appreciation of investments		9,502,544
Accumulated net realized gain on investments		432,199
Distributions in excess of net investment income		(52,920)
TOTAL NET ASSETS		$131,356,948
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($131,356,948 ÷ 11,338,182 shares outstanding), no par value, unlimited shares authorized		$11.59
Offering price per share (100/97.00 of $11.59)		$11.95
Redemption proceeds per share		$11.59
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended August 31, 2012
Investment Income:
Interest			$4,755,235
Expenses:
Investment adviser fee (Note 5)		$502,918
Administrative fee (Note 5)		150,000
Custodian fees		10,000
Transfer and dividend disbursing agent fees and expenses		71,966
Directors'/Trustees' fees		3,320
Auditing fees		24,000
Legal fees		8,749
Portfolio accounting fees		90,000
Shareholder services fee (Note 5)		276,135
Account administration fee		32,737
Share registration costs		26,151
Printing and postage		17,416
Insurance premiums		4,055
Miscellaneous		1,065
TOTAL EXPENSES		1,218,512
Waivers (Note 5):
Waiver of investment adviser fee	$(414,807)
Waiver of administrative fee	(23,744)
TOTAL WAIVERS		(438,551)
Net expenses			779,961
Net investment income			3,975,274
Realized and Unrealized Gain on Investments:
Net realized gain on investments			539,451
Net change in unrealized appreciation of investments			4,107,986
Net realized and unrealized gain on investments			4,647,437
Change in net assets resulting from operations			$8,622,711
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets
Year Ended August 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,975,274	$4,863,545
Net realized gain on investments	539,451	955,944
Net change in unrealized appreciation/depreciation of investments	4,107,986	(3,291,917)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,622,711	2,527,572
Distributions to Shareholders:
Distributions from net investment income	(3,999,320)	(4,860,756)
Share Transactions:
Proceeds from sale of shares	21,215,703	22,585,441
Net asset value of shares issued to shareholders in payment of distributions declared	2,279,814	2,195,813
Cost of shares redeemed	(21,388,419)	(58,435,862)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,107,098	(33,654,608)
Change in net assets	6,730,489	(35,987,792)
Net Assets:
Beginning of period	124,626,459	160,614,251
End of period (including undistributed (distributions in excess of) net investment income of $(52,920) and $792, respectively)	$131,356,948	$124,626,459
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
August 31, 2012
1. Organization
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following table summarizes share activity:
Year Ended August 31	2012	2011
Shares sold	1,860,203	2,063,500
Shares issued to shareholders in payment of distributions declared	199,883	201,206
Shares redeemed	(1,883,243)	(5,349,893)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	176,843	(3,085,187)
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4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended August 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(29,666)	$29,666
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2012 and 2011, was as follows:
	2012	2011
Tax-exempt income	$3,999,320	$4,860,756
As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(52,920)
Undistributed long-term capital gains	$399,669
Net unrealized appreciation	$9,535,074
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
At August 31, 2012, the cost of investments for federal tax purposes was $120,664,233. The net unrealized appreciation of investments for federal tax purposes was $9,535,074. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,573,797 and net unrealized depreciation from investments having an excess of cost over value of $38,723.
The Fund used capital loss carryforwards of $139,798 to offset taxable gains realized during the year ended August 31, 2012.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the Adviser voluntarily waived $414,807 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the net fee paid to FAS was 0.100% of average daily net assets of the Fund. For the year ended August 31, 2012, FAS waived $23,744 of its fee.
On August 15, 2012, the Trustees approved the elimination of the minimum administrative personnel and services fees indicated above effective September 1, 2012.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended August 31, 2012, FSSC received $2,128 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2012, FSC retained $7,653 of CDSC relating to redemptions of Class A shares.
Interfund Transactions
During the year ended August 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $30,200,000 and $30,450,000, respectively.
Expense Limitation
The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.63% (the “Fee Limit”) up to but not including
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the later of (the “Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2012, were as follows:
Purchases	$18,880,965
Sales	$15,770,203
7. Concentration of Risk
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2012, 40.4% of the securities in the Portfolio of Investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, Assured Guaranty Municipal Corporation, was 31.1% of total investments.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended August 31, 2012, 100.0% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF federated municipal securities income trust and shareholders of federated Michigan intermediate municipal Trust:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Michigan Intermediate Municipal Trust (the “Fund”), a portfolio of Federated Municipal Securities Income Trust, as of August 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Michigan Intermediate Municipal Trust as of August 31, 2012, and the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2012	Ending Account Value 8/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,025.20	$3.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.97	$3.20
1	Expenses are equal to the Fund's annualized net expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: August 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: July 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: August 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Officer since: February 2010	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Lee R. Cunningham II Birth Date: August 26, 1964 Vice President Officer since: June 2012 Portfolio Manager since: May 1998	Principal Occupations: Lee R. Cunningham II has been the Fund's Portfolio Manager since May 1998. He is Vice President of the Trust with respect to the Fund. He joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. He received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
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lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923302
G01106-03 (10/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
August 31, 2012
Share Class	Ticker
A	NYIFX
B	NYIBX

Federated New York Municipal Income Fund
Fund Established 1992

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2011 through August 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2012 was 8.88% for Class A Shares and 8.07% for Class B Shares. The total return of the S&P Municipal Bond New York Index (the “NY Index”),1 the Fund's broad-based securities market index, was 8.20% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the NY Index.
During the reporting period, the most significant factors affecting the Fund's performance relative to the NY Index were: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates);2,3 (b) the allocation of the Fund's portfolio among securities of similar issuers (referred to as “sectors”); and (c) the credit ratings of portfolio securities (which indicates the risk that securities will default).4
The following discussion focuses on the performance of the Fund's Class A Shares. The 8.88% total return of the Class A Shares for the reporting period consisted of 3.75% of tax-exempt dividends and reinvestments and 5.13% of price appreciation in the net asset value of the shares.5
MARKET OVERVIEW
During the 12-month reporting period, tax-exempt municipal bond yields dropped sharply, which raised the values of existing bonds. Tax-exempt municipal bonds began the reporting period from an overly cheap starting point as a result of negative headline risk concerning municipal credit quality and potentially increased municipal defaults, which turned out to be unfounded, although the risk of a high profile municipal issuer becoming distressed continued to exist. The reporting period also began with massive outflows from tax-exempt municipal bond funds, which continued from the period beginning in October 2010. By late 2011 and early 2012, tax-exempt municipal bond fund flows began to turn consistently positive. A lengthy rally in the tax-exempt municipal bond market received additional support from the “January Effect” at the beginning of 2012 and again in the June to July 2012 period, which consisted of significant money being reinvested into the tax-exempt municipal bond market from bonds maturing and being called by issuers. Also, the amount of tax-exempt municipal bond issuance during this time of year was muted, which created a favorable technical environment (supply/demand imbalance) within the municipal bond market.
Treasury yields also declined significantly during the 12-month reporting period, and this powerful rally spilled over into the tax-exempt municipal bond market. The 10-year U.S. Treasury bond declined from a high of 2.40% in October 2011 to a low of 1.39% in July 2012, while closing at 1.55% at the end of the reporting period. In an attempt to support a stronger economic recovery,
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the Federal Reserve (the “Fed”) maintained a highly accommodative monetary policy stance during the reporting period. Developments in Europe continued to be a central focus for investors, as concerns persisted about the prospects for a durable solution to the European fiscal and financial difficulties, which indirectly affected rate levels in the tax-exempt municipal bond market. Foreign economic growth continued to be subdued, as fiscal retrenchment in the euro area continued to weigh on economic activity in Europe and factored into the Fed's accommodative policy stance.
The overriding positives for the tax-exempt municipal bond market during the reporting period included the sharp decline in Treasury yields, light tax-exempt new issue supply, the Fed maintaining its near zero interest rate policy and the extremely low rate of municipal defaults despite persistent budget pressures for municipal issuers. The Fed's last meeting during the reporting period was on August 1, 2012. At that time, the Fed did not make policy changes, but instead expressed concerns about the global financial difficulties and short-term inflation due to higher oil and agricultural products prices. In addition, the mounting pressures on public pension plans and their unfunded liabilities continued to receive significant scrutiny. The Fed also stated its concern that the recovery was still vulnerable to adverse shocks and persistent headwinds that continued to restrain the pace of economic recovery.
The state of New York had a broad and wealthy state economy during the reporting period, although New York had a high reliance on taxes paid by those in the high paying financial services industry. Job losses were not as severe in New York as they were in the nation as a whole. However, the state remained at risk for contraction in the financial services industry, especially in New York City, as a result of changes in the regulatory environment and changes in the large Wall Street banks' business plans. The New York state budget was enacted on time and was balanced, and budget reserves have been accumulated in an effort to provide a cushion for future downturns. New York's pension system remained well-funded compared to other states.
DURATION
As determined at the end of the 12-month reporting period, the Fund's dollar-weighted average duration for the reporting period was 5.37 years. Duration management continued to be a significant component of the Fund's investment strategy. The Fund adjusted duration, relative to the NY Index, several times during the reporting period. Tax-exempt municipal bond yields declined significantly during the reporting period and decreased more for bonds with longer maturities as the yield curve significantly flattened during the period. Bonds with a longer duration outperformed bonds with a shorter duration due to their differences in interest rate volatility. As a result of the Fund's allocation to bonds with longer durations than those included in the NY Index, duration (especially in the six to eight-plus year duration range) provided positive outperformance for the Fund relative to the NY Index. The Fund entered into
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contracts to sell U.S. Treasury futures near the end of the reporting period, which resulted in the Fund holding a short position in U.S. Treasuries. This had a negative impact on performance as yields continued to decline and the futures position that was held short went up in price, which meant that the Fund had an obligation to sell the U.S Treasuries at a future date at a price that was lower than the securities market's price.
SECTOR
During the 12-month reporting period, the Fund maintained a higher portfolio allocation to tobacco settlement and transportation financing bonds. These allocations helped the Fund's performance due to the outperformance of these sectors relative to the NY Index. The Fund also had more of an allocation to tax supported debt and resource recovery financings than the NY Index. These sectors underperformed the NY Index during the period and thus detracted from the Fund's performance. The Fund also maintained an overweight allocation to pre-refunded, tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account). The overweight exposure to pre-refunded bonds negatively affected Fund performance due to lower price volatility exhibited by pre-refunded bonds as compared to other sectors.
CREDIT QUALITY
Risk-taking returned for investors, during the 12-month reporting period, as absolute yields in the marketplace reached new lows and investors attempted to add income by reaching into lower credit quality categories. Headline risk concerning municipal credit quality dampened although the risk of a high profile municipal issuer becoming distressed continued to exist. This resulted in outperformance of bonds rated “A” or “BBB” (or unrated bonds of comparable quality) relative to bonds rated in the higher rating categories (or unrated bonds of comparable quality). With the decline in credit spreads during the reporting period, and the reduction of credit spreads to a lesser extent for “AAA” and “AA” rated (or unrated comparable quality) debt, the Fund's overweight position, relative to the NY Index, in “A” and “BBB” rated (or unrated comparable quality) debt during the reporting period helped the Fund's performance, as the yield on “A” and “BBB” rated (or unrated comparable quality) debt decreased to a greater extent than for other investment-grade securities.6
The Fund also benefited from its allocation to “BB” and “B” rated debt as noninvestment-grade, tax-exempt municipal securities significantly outperformed during the reporting period. Noninvestment-grade, tax-exempt municipal securities (debt rated below “BBB”) are not included in the NY Index.
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1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the NY Index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4	Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk.
5	Income may be subject to the federal alternative minimum tax for individuals and corporations (AMT).
6	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in Federated New York Municipal Income Fund (the “Fund”) from August 31, 2002 (or start of performance) to August 31, 2012, compared to the S&P Municipal Bond New York Index (NY Index),2 S&P Municipal Bond NY, Investment Grade, 3-Year Plus Sub-Index (NYIG Index)3 and the Morningstar Municipal New York Long Funds Category Average (MSTARMNYL).4
Average Annual Total Returns for the Period Ended 8/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years	Start of Performance
A	3.95%	3.66%	3.74%	N/A
B *	2.57%	3.49%	N/A	3.52%
*	The Fund's B shares commenced operations on 9/5/2002.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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Growth of A $10,000 Investment – Class A Shares
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550)

Growth of A $10,000 Investment – Class B shares
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

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1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); For Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The NY Index, NYIG Index and MSTARMNYL have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The NY Index consists of bonds in the S&P Municipal Bond Index (Main Index) that have been issued by the state of New York or local governments or state or local government entities within New York. The Main Index is a broad, comprehensive, market value-weighted index comprised of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or a local government or a state or agency where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly. The NY Index is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The NY Index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The NYIG Index represents the portion of the NY Index composed solely of bonds that are rated BBB-/Baa3 or higher with remaining maturities of more than 3 years that are not subject to AMT. The NYIG Index is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The NYIG Index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the MSTARMNYL include those that invest at least 80% of assets in New York municipal debt and have durations of more than seven years (or, if duration is unavailable, average maturities of more than 12 years). They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At August 31, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—State	13.1%
General Obligation—Local	12.9%
Transportation	12.8%
Special Tax	12.1%
Education	9.3%
Water and Sewer	7.4%
Hospital	6.5%
Resource Recovery	5.3%
Industrial Development Bond/Pollution Control	4.8%
Pre-refunded	3.4%
Derivative Contracts for U.S. Treasury Security[2]	(0.0)%[3]
Other[4]	10.2%
Other Assets and Liabilities—Net[5]	2.2%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivatives contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represent less than 0.1%.
4	For purposes of this table, sector classifications constitute 87.6% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
August 31, 2012
Principal Amount		Value
	MUNICIPAL BONDS—95.9%
	New York—91.1%
$1,000,000	Babylon, NY IDA, Resource Recovery Bonds (Series 2009A), 5.00% (Covanta Babylon, Inc.), 1/1/2019	$1,167,880
480,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	559,805
500,000	Build NYC Resource Corporation, Revenue Bonds (Series 2012), 5.00% (YMCA of Greater NY), 8/1/2042	555,285
1,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.25% (Buffalo, NY City School District), 5/1/2025	1,159,680
200,000	Essex County, NY IDA, Environmental Improvement Revenue Bonds (Series 2006A), 4.60% (International Paper Co.), 12/1/2030	200,444
500,000	Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	506,825
215,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	252,199
220,000	Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (Assured Guaranty Municipal Corp. INS), 7/1/2023	232,421
500,000	Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	500,300
500,000	Long Island Power Authority, NY, General Revenue Bonds (Series 2011A), 5.00%, 5/1/2038	554,050
500,000	Long Island Power Authority, NY, Revenue Bonds (Series 2012A), 5.00%, 9/1/2037	560,580
500,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	564,690
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	285,578
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	533,910
500,000	Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (KeySpan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	514,070
1,000,000	Nassau County, NY, UT GO Bonds (Series 2009A), 5.00% (Assured Guaranty Corp. INS), 5/1/2021	1,178,620
500,000	New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	581,160
500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	585,530
Annual Shareholder Report
9

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$500,000	New York City Trust For Cultural Resources, Refunding Revenue Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2031	$577,050
500,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	491,395
300,000	New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	316,386
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2009AA), 5.00%, 6/15/2022	592,890
500,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2012AA), 5.00%, 6/15/2034	577,150
500,000	New York City, NY TFA, Building Aid Revenue Bonds (Series 2009S-5), 5.25% (Original Issue Yield: 5.33%), 1/15/2039	562,940
455,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	549,276
500,000	New York City, NY, UT GO Bonds (Series 2009E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	623,690
500,000	New York City, NY, UT GO Bonds (Series 2011A-1), 5.00%, 8/1/2029	590,580
500,000	New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	591,745
400,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	430,140
500,000	New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2011C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	600,170
1,000,000	New York State Dormitory Authority, Improvement Revenue Bonds (Series 2008D), 5.00% (Mental Health Services Facility)/(Assured Guaranty Municipal Corp. INS), 2/15/2018	1,196,750
500,000	New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York Dormitory Facilities)/(National Public Finance Guarantee Corporation INS), 7/1/2031	538,570
500,000	New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corporation INS), 7/1/2023	639,105
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(United States Treasury PRF 5/1/2013@100)/(Original Issue Yield: 5.48%), 5/1/2023	258,580
520,000	New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	613,049
Annual Shareholder Report
10

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$500,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	$583,430
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.09%), 5/1/2041	547,795
350,000	New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Miriam Osborn Memorial Home Association), 7/1/2042	369,870
100,000	New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (Catholic Health System Obligated Group), 7/1/2032	107,218
500,000	New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (St. John's University), 7/1/2026	591,370
250,000	New York State Dormitory Authority, Revenue Bonds (Series 2012B), 5.00% (St. John's University), 7/1/2030	290,907
245,000	New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	277,511
300,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	348,708
500,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.26%), 6/15/2034	594,120
500,000	New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	611,235
500,000	New York State Local Government Assistance Corp., Subordinate Lien Refunding Revenue Bonds (Series 2010A), 5.00%, 4/1/2023	606,345
220,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue), 1/1/2028	257,728
250,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	303,520
500,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2008C), 5.00% (New York State), 1/1/2027	558,235
500,000	New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (New York State), 1/1/2022	528,255
500,000	New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	578,455
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	623,480
500,000	Niagara Area Development Corporation, NY, Tax Exempt Revenue Bonds (Series 2012A), 5.00% (Niagara University), 5/1/2030	553,255
500,000	Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) Mandatory Tender 11/15/2015	505,140
Annual Shareholder Report
11

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$1,000,000	Port Authority of New York and New Jersey, 5.00%, 12/1/2029	$1,097,810
500,000	Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer Polytechnic Institute), 3/1/2036	521,490
500,000	Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2028	567,930
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(Assured Guaranty Municipal Corp. INS), 5/1/2028	504,032
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	569,410
460,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	551,581
	TOTAL	32,891,323
	Puerto Rico—4.8%
630,000	Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00% (United States Treasury PRF 7/1/2014@100), 7/1/2034	684,457
550,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.125% (Original Issue Yield: 5.36%), 7/1/2037	550,594
300,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds (Series 2012), 5.00% (Inter American University of Puerto Rico), 10/1/2020	341,208
135,000	Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	135,204
	TOTAL	1,711,463
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $31,821,302)	34,602,786
	SHORT-TERM MUNICIPAL—1.9%[1]
	New York—1.9%
700,000	New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.190%, 9/3/2012 (AT AMORTIZED COST)	700,000
	TOTAL MUNICIPAL INVESTMENTS—97.8% (IDENTIFIED COST $32,521,302)[2]	35,302,786
	OTHER ASSETS AND LIABILITIES - NET—2.2%[3]	792,199
	TOTAL NET ASSETS—100%	$36,094,985
Annual Shareholder Report
12

At August 31, 2012, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Notes, 10-Year Short Futures	15	$2,005,781	December 2012	$(18,038)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.0% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The cost of investments for federal tax purposes amounts to $32,773,043.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$34,602,786	$—	$34,602,786
Short-Term Municipal	—	700,000	—	700,000
TOTAL SECURITIES	$—	$35,302,786	$—	$35,302,786
OTHER FINANCIAL INSTRUMENTS*	$(18,038)	$—	$—	$(18,038)
*	Other financial instruments include futures contracts.
Annual Shareholder Report
13

The following acronyms are used throughout this portfolio:
CCD	—Community College District
CSD	—Central School District
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LOC	—Letter of Credit
PRF	—Pre-refunded
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.13	$10.32	$9.71	$9.98	$10.36
Income From Investment Operations:
Net investment income	0.36	0.38	0.38	0.41	0.43
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.52	(0.19)	0.61	(0.27)	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.88	0.19	0.99	0.14	0.05
Less Distributions:
Distributions from net investment income	(0.36)	(0.38)	(0.38)	(0.41)	(0.43)
Net Asset Value, End of Period	$10.65	$10.13	$10.32	$9.71	$9.98
Total Return[1]	8.88%	2.00%	10.41%	1.68%	0.53%
Ratios to Average Net Assets:
Net expenses	0.62%	0.76%	0.76%	0.76%	0.76%[2]
Net investment income	3.49%	3.88%	3.82%	4.40%	4.25%
Expense waiver/reimbursement[3]	1.18%	1.12%	0.98%	1.02%	0.89%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,073	$29,108	$31,644	$29,334	$32,288
Portfolio turnover	19%	11%	26%	12%	20%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.76% for the year ended August 31, 2008, after taking into account this expense reduction.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.13	$10.32	$9.71	$9.98	$10.36
Income From Investment Operations:
Net investment income	0.28	0.31	0.31	0.34	0.36
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.53	(0.19)	0.61	(0.27)	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.81	0.12	0.92	0.07	(0.02)
Less Distributions:
Distributions from net investment income	(0.29)	(0.31)	(0.31)	(0.34)	(0.36)
Net Asset Value, End of Period	$10.65	$10.13	$10.32	$9.71	$9.98
Total Return[1]	8.07%	1.23%	9.58%	0.91%	(0.23)%
Ratios to Average Net Assets:
Net expenses	1.38%	1.52%	1.52%	1.52%	1.52%[2]
Net investment income	2.72%	3.10%	3.07%	3.65%	3.50%
Expense waiver/reimbursement[3]	1.17%	1.10%	0.92%	0.96%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,022	$3,471	$9,362	$10,511	$12,936
Portfolio turnover	19%	11%	26%	12%	20%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.52% for the year ended August 31, 2008, after taking into account this expense reduction.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities
August 31, 2012
Assets:
Total investment in securities, at value (identified cost $32,521,302)		$35,302,786
Cash		69,644
Restricted cash (Note 2)		16,500
Receivable for investments sold		675,656
Income receivable		386,520
Receivable for shares sold		110,044
Other receivable		12,083
TOTAL ASSETS		36,573,233
Liabilities:
Payable for investments purchased	$368,504
Payable for shares redeemed	45,575
Income distribution payable	19,913
Payable for daily variation margin	8,672
Payable for shareholder services fee (Note 5)	7,296
Payable to adviser (Note 5)	2,067
Payable for distribution services fee (Note 5)	1,889
Payable for Directors'/Trustees' fees	527
Accrued expenses	23,805
TOTAL LIABILITIES		478,248
Net assets for 3,388,083 shares outstanding		$36,094,985
Net Assets Consist of:
Paid-in capital		$36,646,461
Net unrealized appreciation of investments and futures contracts		2,763,446
Accumulated net realized loss on investments and futures contracts		(3,300,537)
Distributions in excess of net investment income		(14,385)
TOTAL NET ASSETS		$36,094,985
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($33,072,568 ÷ 3,104,385 shares outstanding), no par value, unlimited shares authorized		$10.65
Offering price per share (100/95.50 of $10.65)		$11.15
Redemption proceeds per share		$10.65
Class B Shares:
Net asset value per share ($3,022,417 ÷ 283,698 shares outstanding), no par value, unlimited shares authorized		$10.65
Offering price per share		$10.65
Redemption proceeds per share (94.50/100 of $10.65)		$10.06
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended August 31, 2012
Investment Income:
Interest			$1,442,270
Expenses:
Investment adviser fee (Note 5)		$140,373
Administrative fee (Note 5)		190,000
Custodian fees		5,217
Transfer and dividend disbursing agent fees and expenses		30,624
Directors'/Trustees' fees		2,061
Auditing fees		24,000
Legal fees		6,534
Portfolio accounting fees		92,500
Distribution services fee (Note 5)		22,876
Shareholder services fee (Note 5)		87,733
Share registration costs		33,956
Printing and postage		15,752
Insurance premiums		3,889
Miscellaneous		1,265
TOTAL EXPENSES		656,780
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(140,373)
Waiver of administrative fee (Note 5)	(34,650)
Reimbursement of shareholder services fee (Note 5)	(3,254)
Reimbursement of other operating expenses (Note 5)	(186,943)
Waiver of portfolio accounting fees	(50,000)
TOTAL WAIVERS AND REIMBURSEMENTS		(415,220)
Net expenses			241,560
Net investment income			1,200,710
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			299,845
Net realized loss on futures contracts			(70,618)
Net change in unrealized appreciation of investments			1,592,732
Net change in unrealized depreciation of futures contracts			(18,038)
Net realized and unrealized gain on investments and futures contracts			1,803,921
Change in net assets resulting from operations			$3,004,631
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets
Year Ended August 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,200,710	$1,326,317
Net realized gain (loss) on investments and futures contracts	229,227	(200,918)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,574,694	(815,454)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,004,631	309,945
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,126,018)	(1,124,486)
Class B Shares	(83,962)	(191,169)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,209,980)	(1,315,655)
Share Transactions:
Proceeds from sale of shares	7,946,870	8,877,609
Net asset value of shares issued to shareholders in payment of distributions declared	908,925	922,181
Cost of shares redeemed	(7,134,404)	(17,221,514)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,721,391	(7,421,724)
Change in net assets	3,516,042	(8,427,434)
Net Assets:
Beginning of period	32,578,943	41,006,377
End of period (including undistributed (distributions in excess of) net investment income of $(14,385) and $258, respectively)	$36,094,985	$32,578,943
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
August 31, 2012
1. Organization
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)), and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
20

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report
21

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class B Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
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market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.
The average notional value of futures contracts held by the Fund throughout the period was $1,222,284. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$18,038*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2012
Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(70,618)
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(18,038)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. Shares of Beneficial Interest
The following tables summarize share activity:
Year Ended August 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	676,796	$6,942,464	879,289	$8,635,803
Shares issued to shareholders in payment of distributions declared	80,521	838,623	78,438	775,315
Shares redeemed	(527,713)	(5,458,550)	(1,149,363)	(11,236,870)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	229,604	$2,322,537	(191,636)	$(1,825,752)
Year Ended August 31	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	96,633	$1,004,406	24,596	$241,806
Shares issued to shareholders in payment of distributions declared	6,759	70,302	14,855	146,866
Shares redeemed	(162,481)	(1,675,854)	(603,865)	(5,984,644)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(59,089)	$(601,146)	(564,414)	$(5,595,972)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	170,515	$1,721,391	(756,050)	$(7,421,724)
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended August 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(5,373)	$5,373
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2012 and 2011, was as follows:
	2012	2011
Tax-exempt income	$1,203,747	$1,315,655
Ordinary income	$6,233	$—
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As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(14,385)
Net unrealized appreciation	$2,529,743
Capital loss carryforwards	$(3,066,834)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
At August 31, 2012, the cost of investments for federal tax purposes was $32,773,043. The net unrealized appreciation of investments for federal tax purposes excluding futures contracts was $2,529,743. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,554,091 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,348.
At August 31, 2012, the Fund had a capital loss carryforward of $3,066,834 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2013	$313,671	N/A	$313,671
2016	$249,898	N/A	$249,898
2017	$958,822	N/A	$958,822
2018	$1,218,820	N/A	$1,218,820
2019	$325,623	N/A	$325,623
The Fund used capital loss carryforwards of $9,104 to offset taxable gains realized during the year ended August 31, 2012.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended August 31, 2012, the Adviser voluntarily waived its entire fee of $140,373 and voluntarily reimbursed $186,943 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, FAS waived $34,650 of its fee. The net fee paid to FAS was 0.443% of average daily net assets of the Fund. The Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.
On August 15, 2012, the Trustees approved the elimination of the minimum administrative personnel and services fees indicated above effective September 1, 2012.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$22,876
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2012, FSC retained $4,669 of fees paid by the Fund. For the year ended August 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2012, FSC retained $4,353 in sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the year ended August 31, 2012, Service Fees were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$80,108	$(3,254)
Class B Shares	7,625	—
TOTAL	$87,733	$(3,254)
Interfund Transactions
During the year ended August 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $15,000,000 and $15,700,000, respectively.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.76% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2012, were as follows:
Purchases	$9,104,493
Sales	$6,415,140
7. Concentration of Risk
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2012, 13.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the program was not utilized.
10. Federal Tax Information (unaudited)
For the fiscal year ended August 31, 2012, 99.5% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF federated municipal securities income trust and shareholders of federated New york municipal income FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated New York Municipal Income Fund (the “Fund”), a portfolio of Federated Municipal Securities Income Trust, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated New York Municipal Income Fund as of August 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2012	Ending Account Value 8/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,035.40	$2.51[2]
Class B Shares	$1,000	$1,031.50	$6.28[3]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.67	$2.49[2]
Class B Shares	$1,000	$1,018.95	$6.24[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.49%
Class B Shares	1.23%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.76% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.89 and $3.86, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.52% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $7.76 and $7.71, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: August 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: August 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Officer since: November 1999 Portfolio Manager since: March 1995	Principal Occupations: J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Trust with respect to the Fund. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht has received the Chartered Financial Analyst designation and holds an M.S. in Public Management from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated New York Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated New York Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923401
CUSIP 313923880
28992 (10/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
August 31, 2012
Share Class	Ticker
A	OMIAX
F	OMIFX

Federated Ohio Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2011 through August 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2012, was 8.72% for Class A Shares and 8.56% for Class F Shares. The total return of the S&P Municipal Bond Ohio Index (the “OH Index”),1 the Fund's broad-based securities market index, was 10.45% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the OH Index.
During the reporting period, the most significant factors affecting the Fund's performance relative to the OH Index were: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates);2,3 (b) the allocation of the Fund's portfolio among securities of similar issuers (referred to as “sectors”); and (c) the credit ratings of portfolio securities (which indicates the risk that securities will default).4
The following discussion focuses on the performance of the Fund's Class A Shares. The 8.72% total return of the Class A Shares for the reporting period consisted of 3.78% of tax-exempt dividends and reinvestments and 4.94% of price appreciation in the net asset value of the shares.5
MARKET OVERVIEW
During the 12-month reporting period, tax-exempt municipal bond yields dropped sharply, which raised the values of existing bonds. Tax-exempt municipal bonds began the reporting period from an overly cheap starting point as a result of negative headline risk concerning municipal credit quality and potentially increased municipal defaults, which turned out to be unfounded, although the risk of a high profile municipal issuer becoming distressed continued to exist. The reporting period also began with massive outflows from tax-exempt municipal bond funds, which continued from the period beginning in October 2010. By late 2011 and early 2012, tax-exempt municipal bond fund flows began to turn consistently positive. A lengthy rally in the tax-exempt municipal bond market received additional support from the “January Effect” at the beginning of 2012 and again in the June to July, 2012 period, which consisted of significant money being reinvested into the tax-exempt municipal bond market from bonds maturing and being called by issuers. Also, the amount of tax-exempt municipal bond issuance during this time of year was muted, which created a favorable technical environment (supply/demand imbalance) within the municipal bond market.
Treasury yields also declined significantly during the 12-month reporting period, and this powerful rally spilled over into the tax-exempt municipal bond market. The ten-year U.S. Treasury bond declined from a high of 2.40% in October, 2011 to a low of 1.39% in July, 2012 while closing at 1.55% at the end of the reporting period. In an attempt to support a stronger economic recovery,
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the Federal Reserve (the “Fed”) maintained a highly accommodative monetary policy stance during the reporting period. Developments in Europe continued to be a central focus for investors, as concerns persisted about the prospects for a durable solution to the European fiscal and financial difficulties, which indirectly affected rate levels in the tax-exempt municipal bond market. Foreign economic growth continued to be subdued, as fiscal retrenchment in the euro area continued to weigh on economic activity in Europe and factored into the Fed's accommodative policy stance.
The overriding positives for the tax-exempt municipal bond market during the reporting period included the sharp decline in Treasury yields, light tax-exempt new issue supply, the Fed maintaining its near zero interest rate policy and the extremely low rate of municipal defaults despite persistent budget pressures for municipal issuers. The Fed's last meeting during the reporting period was on August 1, 2012. At that time, the Fed did not make policy changes, but instead expressed concerns about the global financial difficulties and short-term inflation due to higher oil and agricultural products prices. In addition, the mounting pressures on public pension plans and their unfunded liabilities continued to receive significant scrutiny. The Fed also stated its concern that the recovery was still vulnerable to adverse shocks and persistent headwinds that continued to restrain the pace of economic recovery.
Ohio continued its long track record of strong financial and budget management and frequent implementation of timely budget adjustments when needed. The state also had moderate debt levels and successfully broadened its economic base away from automobiles toward a more diverse service sector. The stabilization and resurgence of the automobile industry since the recession benefited economic activity in Ohio. The state made steady progress in funding post-employment benefits, although pension liabilities increased and funded ratios declined during the reporting period. Pension reform became one of the most important issues for Ohio's credit profile.
Duration
As determined at the end of the 12-month reporting period, the Fund's dollar-weighted average duration for the reporting period was 4.95 years. Duration management continued to be a significant component of the Fund's investment strategy. The Fund adjusted duration, relative to the OH Index, several times during the reporting period. Tax-exempt municipal bond yields declined significantly during the reporting period and decreased more for bonds with longer maturities as the yield curve significantly flattened during the period. Bonds with a longer duration outperformed bonds with a shorter duration due to their differences in interest rate volatility. As a result of the Fund's allocation to bonds with shorter durations than those included in the OH Index, duration (especially in the two to four year duration range) negatively contributed to
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Fund performance relative to the OH Index. At the same time, the Fund's underweight in the eight plus year duration range also detracted from performance relative to the OH Index.
SECTOR
During the 12-month reporting period, the Fund maintained a higher portfolio allocation to toll road financings, tax-supported debt and industrial development authorities. These allocations helped the Fund's performance due to the outperformance of these sectors relative to the OH Index. The Fund also had less of an allocation to healthcare-related debt and electric power bonds than the OH Index. These sectors outperformed the OH Index during the reporting period and detracted from Fund performance. The Fund also maintained an overweight allocation to pre-refunded, tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account). The Fund's overweight exposure to pre-refunded bonds negatively impacted performance due to lower price volatility exhibited by pre-refunded bonds as compared to other sectors.
Credit Quality
During the 12-month reporting period, risk-taking returned for investors, as absolute yields in the marketplace reached new lows and investors attempted to add income by reaching into lower credit quality categories. Headline risk concerning municipal credit quality dampened although the risk of a high profile municipal issuer becoming distressed continued to exist. This resulted in outperformance of bonds rated “A” or “BBB” (or unrated bonds of comparable quality) relative to bonds rated in the higher rating categories (or unrated bonds of comparable quality). With the decline in credit spreads during the reporting period, and the reduction of credit spreads to a lesser extent for “AAA” and “AA” rated (or unrated comparable quality) debt, the Fund's overweight position, relative to the OH Index, in “A” and “BBB” rated (or unrated comparable quality) debt during the 12-month reporting period helped the Fund's performance, as the yield on “A” and “BBB” rated (or unrated comparable quality) debt decreased to a greater extent than for other investment-grade securities. The Fund also benefited from its allocation to “BB” and “B” rated debt as noninvestment-grade, tax-exempt municipal securities significantly outperformed during the period. Noninvestment-grade, tax-exempt municipal securities (i.e., debt rated below “BBB”) is not included in the OH Index.6
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1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the OH Index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4	Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk.
5	Income may be subject to the alternative minimum tax for individuals and corporations (AMT).
6	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in Federated Ohio Municipal Income Fund (the “Fund”) from August 31, 2002 to August 31, 2012, compared to the S&P Municipal Bond Ohio Index (OH Index),2 the S&P Municipal Bond OH, Investment Grade, 3-year Plus with Tobacco 2% Constrained Sub-Index (OHIG Index)3 and Morningstar Municipal Ohio Funds Category Average (MSTARMOH).4
Average Annual Total Returns for the Period Ended 8/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
A	3.79%	3.53%*	3.50%*
F	6.49%	4.25%	4.01%
*	The Fund's Class A Shares commenced operations on November 18, 2008. For the period prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund's Class F Shares adjusted to reflect the sales charges and expenses of the Class A Shares.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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GROWTH OF A $10,000 INVESTMENT–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
GROWTH OF A $10,000 INVESTMENT–CLASS F SHARES
■	Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900), and maximum contingent deferred sales charge of 1.00% as applicable.

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1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); For Class F Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900); and the maximum contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The OH Index, OHIG Index and MSTARMOH have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The OH Index consists of bonds in the S&P Municipal Bond Index (Main Index) that have been issued by the state of Ohio or local governments or state or local government entities within Ohio. The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly. The Ohio Index is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The OH Index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.
3	The OHIG Index represents the portion of the OH Index composed solely of bonds that are rated BBB-/Baa3 or higher with remaining maturities of more than three years while limiting tobacco bonds to 2%, by market weighting, of the sub-index. The OHIG Index is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The OHIG Index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the MSTARMOH include those that invest at least 80% of assets in Ohio municipal debt and can include long-, intermediate- and short-duration portfolios. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At August 31, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	17.5%
Hospital	14.8%
Education	13.7%
Water and Sewer	8.3%
General Obligation—State	7.4%
Public Power	6.0%
Transportation	5.2%
Special Tax	4.8%
Pre-refunded	4.2%
Senior Care	4.0%
Other[2]	12.8%
Other Assets and Liabilities—Net[3]	1.3%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 85.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
August 31, 2012
Principal Amount		Value
	MUNICIPAL BONDS—97.2%
	Ohio—94.5%
$2,250,000	Akron, Bath & Copley, OH Joint Township Hospital District, Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS)/(Original Issue Yield: 5.47%), 11/15/2031	$2,319,233
1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series A), 5.25% (Summa Health System)/(Radian Asset Assurance, Inc. INS), 11/15/2016	1,060,050
2,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District, Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	2,203,420
2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	2,324,860
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Catholic Healthcare Partners), 9/1/2027	2,294,960
500,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2016	567,580
2,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	2,258,160
1,500,000	Beavercreek, OH Local School District, UT GO Bonds, 6.60% (National Public Finance Guarantee Corporation INS), 12/1/2015	1,649,775
1,965,000	Buckeye Tobacco Settlement Financing Authority, OH, Asset-Backed Bonds, 5.125% (Original Issue Yield: 5.44%), 6/1/2024	1,662,449
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2015	1,075,680
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	885,610
2,610,000	Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing)/(GNMA COL Home Mortgage Program), 7/20/2036	2,724,396
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	1,035,760
1,000,000	Cincinnati City School District, OH, COP, 5.00% (Assured Guaranty Municipal Corp. INS), 12/15/2024	1,144,790
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2017	1,202,990
2,490,000	Cincinnati, OH Water System, Revenue Refunding Bonds (Series A), 5.00%, 12/1/2025	3,040,713
3,000,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	3,332,790
Annual Shareholder Report
9

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	$2,296,325
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2022	2,372,810
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,661,771
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,145,746
1,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (National Public Finance Guarantee Corporation INS), 1/1/2032	1,112,190
2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (Assured Guaranty Municipal Corp. INS), 10/1/2019	2,515,020
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, 12/1/2027	1,149,070
1,600,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2028	1,843,472
1,225,000	Columbus, OH Sewer System, Revenue Bonds (Series 2008A), 5.00%, 6/1/2031	1,411,408
1,000,000	Columbus, OH Sewer System, Revenue Bonds (Series A), 5.00%, 6/1/2023	1,173,280
1,290,000	Cuyahoga County, OH, UT GO Jail Facilities Bonds, 5.25% (National Public Finance Guarantee Corporation INS)/(Original Issue Yield: 5.50%), 10/1/2013	1,317,412
2,000,000	Cuyahoga County, OH, Various Purpose LT GO Bonds (Series 2009A), 5.00%, 12/1/2022	2,396,440
110,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 4.75% (Dayton Regional Bond Fund), 11/15/2015	111,758
545,000	Dayton-Montgomery County, OH Port Authority, Revenue Bonds (Series A), 5.00% (Dayton Regional Bond Fund), 11/15/2017	549,300
3,000,000	Franklin County, OH Convention Facilities Authority, Revenue Bonds, 5.00% (AMBAC INS), 12/1/2026	3,323,700
2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	2,642,952
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	1,682,821
475,000	Franklin County, OH Mortgage Revenue, Revenue Bonds, 5.00% (Trinity Healthcare Credit Group), 6/1/2013	490,361
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00%, 12/1/2031	2,498,085
1,000,000	Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2030	1,077,020
Annual Shareholder Report
10

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,530,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2023	$1,578,547
1,510,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds, 4.50% (Convalescent Hospital Children)/(FGIC and National Public Finance Guarantee Corporation INS), 5/15/2014	1,584,866
1,000,000	Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.- University of Cincinnati, Lessee)/(National Public Finance Guarantee Corporation INS), 6/1/2033	1,054,390
1,000,000	Hamilton County, OH, Healthcare Facilities Revenue Bonds (Series 2012), 5.00% (Christ Hospital)/(Original Issue Yield: 5.10%), 6/1/2042	1,060,110
1,000,000	Hamilton County, OH, Healthcare Facilities Revenue Bonds (Series 2012), 5.25% (Christ Hospital), 6/1/2032	1,096,650
2,850,000	Hamilton County, OH, Sales Tax Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,182,795
1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2029	1,467,344
2,000,000	Hamilton, OH Wastewater System, Revenue Bonds (Series 2011), 5.00% (Assured Guaranty Municipal Corp. INS), 10/1/2036	2,177,540
2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (National Public Finance Guarantee Corporation INS), 12/1/2027	2,194,500
2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	2,284,100
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (Assured Guaranty Municipal Corp. INS), 12/1/2020	2,098,917
1,500,000	Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,639,485
1,500,000	Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,501,845
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Catholic Healthcare Partners)/(Assured Guaranty Corp. INS), 2/1/2024	1,116,570
2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	2,493,580
1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (Assured Guaranty Corp. INS)/(Original Issue Yield: 4.80%), 12/1/2046	1,122,373
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,084,230
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,360,120
Annual Shareholder Report
11

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	$575,385
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00%, 12/1/2024	1,838,448
1,000,000	Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(FHLMC GTD), 11/1/2035	1,039,340
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	1,181,700
1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2025	1,506,607
530,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GNMA COL Home Mortgage Program GTD), 9/1/2028	555,080
745,000	Ohio HFA, SFM Revenue Bonds, 3.90% (GNMA COL), 3/1/2013	753,053
1,885,000	Ohio Municipal Electric Generation Agency, Revenue Bonds, 5.00% (American Municipal Power, JV5)/(AMBAC INS), 2/15/2014	1,987,450
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	2,282,560
1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00% (Buckeye Power, Inc.), 12/1/2021	1,299,972
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-C), 5.625% (FirstEnergy Solutions Corp.), 6/1/2018	2,321,560
1,455,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,692,092
1,000,000	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Series 2012-A), 6.75% (AK Steel Corp.), 6/1/2024	1,032,960
2,000,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	2,092,020
1,875,000	Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,961,175
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	1,139,440
300,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	337,650
2,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	2,159,300
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC INS), 12/1/2027	1,041,830
2,010,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(Escrowed In Treasuries COL), 5/1/2016	2,334,776
Annual Shareholder Report
12

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$3,115,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 5.00% (Xavier University)/(United States Treasury PRF 5/1/16@100), 5/1/2019	$3,618,322
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	1,115,720
1,000,000	Ohio State Turnpike Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	1,139,160
2,000,000	Ohio State Turnpike Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	2,557,460
2,000,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	2,400,220
320,000	Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, (United States Treasury PRF 6/1/13@100) 6/1/2023	332,054
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,223,580
2,500,000	Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	3,040,475
1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,325,256
2,585,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	3,068,343
3,000,000	Ohio State, Infrastructure Improvement UT GO Bonds (Series 2007A), 4.75%, 9/1/2027	3,286,020
1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, 6/15/2019	1,232,100
2,310,000	Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,613,788
2,000,000	Ohio Water Development Authority, Drinking Water Assistance Fund Refunding Revenue Bonds (Series 2008), 5.00% (Ohio State Water Development Authority), 12/1/2021	2,374,500
2,000,000	Olentangy, OH Local School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 12/1/2022	2,267,120
415,000	Orrville, OH CSD, UT GO Bonds, 4.50% (AMBAC INS), 12/1/2018	480,599
350,000	Orrville, OH CSD, UT GO Refunding Bonds, 5.00% (AMBAC INS), 12/1/2020	404,376
500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	377,650
1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (Assured Guaranty Municipal Corp. INS), 1/15/2031	1,137,770
770,000	Richland County, OH Hospital Facilities, Revenue Bond, 5.00% (Medcentral Health System), 11/15/2015	848,170
Annual Shareholder Report
13

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,500,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	$1,866,075
750,000	Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	792,862
1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,884,855
1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,449,511
2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (Assured Guaranty Municipal Corp. INS), 1/1/2027	2,240,060
1,025,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS), 6/1/2026	1,091,492
1,000,000	University of Cincinnati, OH, Receipts Revenue Bonds (Series E), 5.00%, 6/1/2022	1,233,440
	TOTAL	171,185,495
	Guam—0.9%
1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	1,104,260
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	628,723
	TOTAL	1,732,983
	Puerto Rico—1.8%
750,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.125% (Original Issue Yield: 5.36%), 7/1/2037	750,810
1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	1,080,740
1,000,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Refunding Bonds (Series N), 5.50%, 7/1/2023	1,110,320
250,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds (Series 2012), 5.00% (Inter American University of Puerto Rico), 10/1/2031	276,693
	TOTAL	3,218,563
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $162,192,434)	176,137,041
	SHORT-TERM MUNICIPALS—1.5%[1]
	Ohio—1.5%
2,005,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.320%, 9/3/2012	2,005,000
Annual Shareholder Report
14

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Ohio—continued
$650,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 9/3/2012	$650,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	2,655,000
	TOTAL MUNICIPAL INVESTMENTS—98.7% (IDENTIFIED COST $164,847,434)[2]	178,792,041
	OTHER ASSETS AND LIABILITIES - NET—1.3%[3]	2,377,839
	TOTAL NET ASSETS—100%	$181,169,880
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.8% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The cost of investments for federal tax purposes amounts to $164,783,416.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Annual Shareholder Report
15

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
COP	—Certificate of Participation
CSD	—Central School District
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
FHLMC	—Federal Home Loan Mortgage Corporation
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,			Period Ended 8/31/2009[1]
	2012	2011	2010
Net Asset Value, Beginning of Period	$10.93	$11.14	$10.68	$10.22
Income From Investment Operations:
Net investment income	0.38	0.42	0.42	0.37
Net realized and unrealized gain (loss) on investments	0.56	(0.21)	0.45	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.94	0.21	0.87	0.81
Less Distributions:
Distributions from net investment income	(0.40)	(0.42)	(0.41)	(0.35)
Net Asset Value, End of Period	$11.47	$10.93	$11.14	$10.68
Total Return[2]	8.72%	2.04%	8.34%	8.11%
Ratios to Average Net Assets:
Net expenses	0.75%	0.75%	0.75%	0.75%[3,4]
Net investment income	3.40%	3.87%	3.84%	4.09%[4]
Expense waiver/reimbursement[5]	0.18%	0.18%	0.16%	0.17%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,165	$50,990	$57,338	$61,141
Portfolio turnover	17%	9%	20%	13%[6]
1	Reflects operations for the period from November 18, 2008 (date of initial investment) to August 31, 2009.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the period ended August 31, 2009, after taking into account this expense reduction.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.93	$11.14	$10.68	$10.92	$11.15
Income From Investment Operations:
Net investment income	0.36	0.40	0.40	0.43	0.46
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.56	(0.21)	0.46	(0.25)	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.92	0.19	0.86	0.18	0.23
Less Distributions:
Distributions from net investment income	(0.38)	(0.40)	(0.40)	(0.42)	(0.46)
Net Asset Value, End of Period	$11.47	$10.93	$11.14	$10.68	$10.92
Total Return[1]	8.56%	1.89%	8.18%	1.81%	2.06%
Ratios to Average Net Assets:
Net expenses	0.90%	0.90%	0.90%	0.90%[2]	0.90%[2]
Net investment income	3.25%	3.70%	3.72%	4.06%	4.15%
Expense waiver/reimbursement[3]	0.43%	0.43%	0.41%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,005	$117,884	$135,096	$124,090	$117,080
Portfolio turnover	17%	9%	20%	13%	13%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90% and 0.90% for the years ended August 31, 2009 and 2008, respectively, after taking into account these expense reductions.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
August 31, 2012
Assets:
Total investment in securities, at value (identified cost $164,847,434)		$178,792,041
Cash		66,164
Income receivable		2,104,502
Receivable for shares sold		772,896
TOTAL ASSETS		181,735,603
Liabilities:
Payable for shares redeemed	$299,660
Income distribution payable	145,194
Payable for portfolio accounting fees	37,916
Payable for shareholder services fee (Note 5)	36,817
Payable for distribution services fee (Note 5)	16,261
Payable for transfer and dividend disbursing agent fees and expenses	7,516
Payable for Directors'/Trustees' fees	725
Accrued expenses	21,634
TOTAL LIABILITIES		565,723
Net assets for 15,800,443 shares outstanding		$181,169,880
Net Assets Consist of:
Paid-in capital		$170,051,921
Net unrealized appreciation of investments		13,944,607
Accumulated net realized loss on investments, futures contracts and swap contracts		(2,570,923)
Distributions in excess of net investment income		(255,725)
TOTAL NET ASSETS		$181,169,880
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($53,164,586 ÷ 4,636,910 shares outstanding), no par value, unlimited shares authorized		$11.47
Offering price per share (100/95.50 of $11.47)		$12.01
Redemption proceeds per share		$11.47
Class F Shares:
Net asset value per share ($128,005,294 ÷ 11,163,533 shares outstanding), no par value, unlimited shares authorized		$11.47
Offering price per share (100/99.00 of $11.47)		$11.59
Redemption proceeds per share (99.00/100 of $11.47)		$11.36
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended August 31, 2012
Investment Income:
Interest			$7,242,589
Expenses:
Investment adviser fee (Note 5)		$698,051
Administrative fee (Note 5)		190,000
Custodian fees		12,187
Transfer and dividend disbursing agent fees and expenses		101,134
Directors'/Trustees' fees		3,079
Auditing fees		23,501
Legal fees		6,534
Portfolio accounting fees		92,500
Distribution services fee (Note 5)		492,405
Shareholder services fee (Note 5)		435,098
Account administration fee (Note 2)		735
Share registration costs		33,757
Printing and postage		23,520
Insurance premiums		4,138
Miscellaneous		2,406
TOTAL EXPENSES		2,119,045
Waivers (Note 5):
Waiver of investment adviser fee	$(276,437)
Waiver of administrative fee	(33,256)
Waiver of distribution services fee	(307,753)
TOTAL WAIVERS		(617,446)
Net expenses			1,501,599
Net investment income			5,740,990
Realized and Unrealized Gain on Investments:
Net realized gain on investments			1,208,029
Net change in unrealized appreciation of investments			7,420,689
Net realized and unrealized gain on investments			8,628,718
Change in net assets resulting from operations			$14,369,708
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets
Year Ended August 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,740,990	$6,685,564
Net realized gain (loss) on investments	1,208,029	(1,061,763)
Net change in unrealized appreciation/depreciation of investments	7,420,689	(3,165,104)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,369,708	2,458,697
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,822,401)	(2,068,806)
Class F Shares	(4,178,932)	(4,678,794)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,001,333)	(6,747,600)
Share Transactions:
Proceeds from sale of shares	21,282,223	15,589,268
Net asset value of shares issued to shareholders in payment of distributions declared	4,024,631	3,577,683
Cost of shares redeemed	(21,378,582)	(38,439,096)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,928,272	(19,272,145)
Change in net assets	12,296,647	(23,561,048)
Net Assets:
Beginning of period	168,873,233	192,434,281
End of period (including undistributed (distributions in excess of) net investment income of $(255,725) and $35,006, respectively)	$181,169,880	$168,873,233
See Notes which are an integral part of the Financial Statements
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21

Notes to Financial Statements
August 31, 2012
1. Organization
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A and Class F Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the year ended August 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class F Shares	$735
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. Shares of Beneficial Interest
The following table summarizes share activity:
Year Ended August 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	481,719	$5,437,913	487,067	$5,235,408
Shares issued to shareholders in payment of distributions declared	35,839	402,355	30,581	327,696
Shares redeemed	(547,829)	(6,135,891)	(998,958)	(10,649,720)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(30,271)	$(295,623)	(481,310)	$(5,086,616)
Year Ended August 31	2012		2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,411,702	$15,844,310	956,698	$10,353,860
Shares issued to shareholders in payment of distributions declared	322,998	3,622,276	303,161	3,249,987
Shares redeemed	(1,360,680)	(15,242,691)	(2,600,313)	(27,789,376)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	374,020	$4,223,895	(1,340,454)	$(14,185,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	343,749	$3,928,272	(1,821,764)	$(19,272,145)
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended August 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(30,388)	$30,388
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$3,420	$10
Tax-exempt income	$5,997,913	$6,747,590
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As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(255,725)
Net unrealized appreciation	$14,008,625
Capital loss carryforwards	$(2,634,941)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
At August 31, 2012, the cost of investments for federal tax purposes was $164,783,416. The net unrealized appreciation of investments for federal tax purposes was $14,008,625. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,385,401, and net unrealized depreciation from investments for those securities having an excess of cost over value of $376,776.
At August 31, 2012, the Fund had a capital loss carryforward of $2,634,941 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2013	$604,716	N/A	$604,716
2015	$180,029	N/A	$180,029
2016	$641,658	N/A	$641,658
2017	$626,069	N/A	$626,069
2018	$560,004	N/A	$560,004
2019	$ 22,465	N/A	$ 22,465
The Fund used capital loss carryforwards of $193,306 to offset taxable gains realized during the year ended August 31, 2012.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the Adviser voluntarily waived $276,437 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the net fee paid to FAS was 0.090% of average daily net assets of the Fund. FAS waived $33,256 of its fee.
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentage of average daily net assets, annually, to compensate FSC.
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class F Shares	$492,405	$(307,753)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2012, FSC retained $184,651 of fees paid by the Fund. For the year ended August 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2012, FSC retained $11,046 in sales charges from the sale of Class A Shares. FSC also retained $24,246 of CDSC relating to redemptions of Class F Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended August 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$128,528
Class F Shares	306,570
TOTAL	$435,098
For the year ended August 31, 2012, FSSC received $1,692 of fees paid by the Fund.
Interfund Transactions
During the year ended August 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $51,160,000 and $38,755,000, respectively.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 0.90%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2012, were as follows:
Purchases	$31,575,710
Sales	$28,785,435
7. Concentration of Risk
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2012, 27.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.2% of total investments.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the Fund did not utilize the LOC.
9. Interfund LEnDing
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the program was not utilized.
10. Federal Tax Information (unaudited)
For the fiscal year ended August 31, 2012, 99.9% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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29

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF federated municipal securities income trust and shareholders of federated ohio municipal income FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ohio Municipal Income Fund (the “Fund”), a portfolio of Federated Municipal Securities Income Trust, as of August 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ohio Municipal Income Fund as of August 31, 2012, and the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2012	Ending Account Value 8/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,030.90	$3.83
Class F Shares	$1,000	$1,030.20	$4.59
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.37	$3.81
Class F Shares	$1,000	$1,020.61	$4.57
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.75%
Class F Shares	0.90%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: August 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: August 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Officer since: February 2010	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Officer since: November 1999 Portfolio Manager since: March 1995	Principal Occupations: J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Trust with respect to the Fund. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht has received the Chartered Financial Analyst designation and holds an M.S. in Public Management from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Ohio Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year periods was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
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lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Ohio Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923823
CUSIP 313923609
28994 (10/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
August 31, 2012
Share Class	Ticker
A	PAMFX
B	FPABX

Federated Pennsylvania Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2011 through August 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2012, was 8.80% for Class A Shares and 7.96% for Class B Shares. The total return of the S&P Municipal Bond Pennsylvania Index (the “PA Index”),1 the Fund's broad-based securities market index, was 8.92% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the PA Index.
During the reporting period, the most significant factors affecting the Fund's performance relative to the PA Index were: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates);2,3 (b) the allocation of the Fund's portfolio among securities of similar issuers (referred to as “sectors”); and (c) the credit ratings of portfolio securities (which indicates the risk that securities will default).4
The following discussion focuses on the performance of the Fund's Class A Shares. The 8.80% total return of the Class A Shares for the reporting period consisted of 3.93% of tax-exempt dividends and reinvestments and 4.87% of price appreciation in the net asset value of the shares.5
MARKET OVERVIEW
During the 12-month reporting period, tax-exempt municipal bond yields dropped sharply, which raised the values of existing bonds. Tax-exempt municipal bonds began the reporting period from an overly cheap starting point as a result of negative headline risk concerning municipal credit quality and potentially increased municipal defaults, which turned out to be unfounded, although the risk of a high profile municipal issuer becoming distressed continued to exist. The reporting period also began with massive outflows from tax-exempt municipal bond funds, which continued from the period beginning in October 2010. By late 2011 and early 2012, tax-exempt municipal bond fund flows began to turn consistently positive. A lengthy rally in the tax-exempt municipal bond market received additional support from the “January Effect” at the beginning of 2012 and again in the June to July 2012 period, which consisted of significant money being reinvested into the tax-exempt municipal bond market from bonds maturing and being called by issuers. Also, the amount of tax-exempt municipal bond issuance during this time of year was muted, which created a favorable technical environment (supply/demand imbalance) within the municipal bond market.
Treasury yields also declined significantly during the 12-month reporting period, and this powerful rally spilled over into the tax-exempt municipal bond market. The ten-year U.S. Treasury bond declined from a high of 2.40% in October 2011 to a low of 1.39% in July 2012, while closing at 1.55% at the end of the reporting period. In an attempt to support a stronger economic recovery,
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the Federal Reserve (the “Fed”) maintained a highly accommodative monetary policy stance during the reporting period. Developments in Europe continued to be a central focus for investors, as concerns persisted about the prospects for a durable solution to the European fiscal and financial difficulties, which indirectly affected rate levels in the tax-exempt municipal bond market. Foreign economic growth continued to be subdued, as fiscal retrenchment in the euro area continued to weigh on economic activity in Europe and factored into the Fed's accommodative policy stance.
The overriding positives for the tax-exempt municipal bond market during the reporting period included the sharp decline in Treasury yields, light tax-exempt new issue supply, the Fed maintaining its near zero interest rate policy and the extremely low rate of municipal defaults despite persistent budget pressures for municipal issuers. The Fed's last meeting during the reporting period was on August 1, 2012. At that time, the Fed did not make policy changes, but instead expressed concerns about the global financial difficulties and short-term inflation due to higher oil and agricultural products prices. In addition, the mounting pressures on public pension plans and their unfunded liabilities continued to receive significant scrutiny. The Fed also stated its concern that the recovery was still vulnerable to adverse shocks and persistent headwinds that continued to restrain the pace of economic recovery.
The Commonwealth of Pennsylvania maintained its “AA” rating and had the benefit of a diverse economic base which experienced some weakness commensurate with the national recession. The state also had a favorable debt profile during the reporting period compared to other states and was able to maintain an adequate reserve position. A major concern during the reporting period was the growing state unfunded pension liability and increased funding costs which were likely to put stress on the budget. The exploration and drilling for natural gas within the Commonwealth increased significantly and generated a large amount of economic activity. Shale gas production and its related economic activity began to be a significant source of much needed tax revenue and job creation for Pennsylvania.
Duration
As determined at the end of the 12-month reporting period, the Fund's dollar-weighted average duration for the reporting period was 4.74 years. Duration management continued to be a significant component of the Fund's investment strategy. The Fund adjusted duration, relative to the PA Index, several times during the reporting period. Tax-exempt municipal bond yields declined significantly during the reporting period and decreased more for bonds with longer maturities as the yield curve significantly flattened during the period. Bonds with a longer duration outperformed bonds with a shorter duration due to their differences in interest rate volatility. As a result of the Fund's allocation
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to bonds with shorter durations than those included in the PA Index, duration (especially in the one to four year duration range) provided negative performance for the Fund relative to the PA Index.
Sector
During the 12-month reporting period, the Fund maintained a higher portfolio allocation to higher education, health care and water and sewer authority bonds. These allocations helped the Fund's performance due to the outperformance of these sectors relative to the PA Index. The Fund also had less of an allocation to transportation and toll road bonds than the PA Index. These sectors outperformed the PA Index during the reporting period and the Fund's lesser allocation detracted from Fund performance relative to the PA Index. The Fund also maintained an overweight allocation to pre-refunded, tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account). The overweight exposure to pre-refunded bonds negatively affected Fund performance due to lower price volatility exhibited by pre-refunded bonds as compared to other sectors.
CREDIT QUALITY
During the 12-month reporting period, risk-taking returned for investors as absolute yields in the marketplace reached new lows and investors attempted to add income by reaching into lower credit quality categories. Headline risk concerning municipal credit quality dampened although the risk of a high profile municipal issuer becoming distressed continued to exist. This resulted in outperformance of bonds rated “A” or “BBB” (or unrated bonds of comparable quality) relative to bonds rated in the higher rating categories (or unrated bonds of comparable quality). With the decline in credit spreads during the reporting period, and the reduction of credit spreads to a lesser extent for “AAA” and “AA” rated (or unrated comparable quality) debt, the Fund's overweight position, relative to the PA Index, in “A” and “BBB” rated (or unrated comparable quality) debt during the reporting period helped the Fund's performance, as the yield on “A” and “BBB” rated (or unrated comparable quality) debt decreased to a greater extent than for other investment-grade securities.6
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1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the PA Index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4	Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk.
5	Income may be subject to the alternative minimum tax for individuals and corporations (AMT).
6	Investment-grade securities and noninvestment-grade securities may either: be (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality, and the lowest category of investment grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in Federated Pennsylvania Municipal Income Fund (the “Fund”) from August 31, 2002 to August 31, 2012, compared to the S&P Municipal Bond Pennsylvania Index (PA Index),2 the S&P Municipal Bond PA, Investment Grade, 3-Year Plus Sub-Index (PAIG Index)3 and the Morningstar Municipal Pennsylvania Funds Category Average (MSTARMPA).4
Average Annual Total Returns for the Period Ended 8/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
A	3.94%	3.23%	3.49%
B	2.46%	3.03%	3.32%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
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GROWTH OF A $10,000 INVESTMENT–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

GROWTH OF A $10,000 INVESTMENT–CLASS B SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.
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1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); For Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The PA Index, PAIG Index and MSTARMPA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The PA Index consists of bonds in the S&P Municipal Bond Index (“Main Index”) that have been issued by the Commonwealth of Pennsylvania or local governments or state or local government entities within Pennsylvania. The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or local government or state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor's Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly. The PA Index is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The PA Index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The PAIG Index represents the portion of the PA Index composed solely of bonds that are rated at least BBB with remaining maturities of more than three years that are not subject to AMT. The PAIG Index is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund's performance. The PAIG Index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the MSTARMPA include those that invest at least 80% of assets in Pennsylvania municipal debt and can include long-, intermediate- and short-duration portfolios. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At August 31, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	18.8%
Education	16.2%
General Obligation—Local	13.9%
General Obligation—State	9.0%
Water and Sewer	9.0%
Transportation	7.5%
Special Tax	5.3%
Pre-refunded	5.2%
Industrial Development Bond/Pollution Control Revenue Bond	3.9%
Multi-Family Housing	3.1%
Other[2]	7.3%
Other Assets and Liabilities—Net[3]	0.8%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 91.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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Portfolio of Investments
August 31, 2012
Principal Amount			Value
		MUNICIPAL BONDS—98.0%
		Pennsylvania—96.0%
$1,000,000		Abington, PA School District, UT GO Bonds, 4.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2012	$1,003,030
1,450,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2023	1,667,935
1,550,000		Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2024	1,768,147
3,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,212,426
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	2,000,800
2,000,000		Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	2,007,440
2,200,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series 2006A), 4.75% (Robert Morris University), 2/15/2026	2,218,766
1,000,000	[1,2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	911,670
1,385,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,449,306
3,000,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2009), 6.75% (United States Steel Corp.), 11/1/2024	3,248,880
835,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources, Inc. Project), 9/1/2031	820,580
2,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00% (Original Issue Yield: 5.20%), 3/1/2026	2,303,820
1,715,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,043,851
1,845,000		Beaver County, PA Hospital Authority, Revenue Bonds (Series 2012), 5.00% (Heritage Valley Health System, Inc.), 5/15/2027	2,082,046
2,000,000		Berks County, PA Municipal Authority, Revenue Bonds (Series 2012A), 5.00% (Reading Hospital & Medical Center), 11/1/2040	2,201,040
3,000,000		Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	3,170,580
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.12%), 10/1/2027	761,047
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9

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$500,000	Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.16%), 10/1/2034	$507,365
2,000,000	Bucks County, PA Water & Sewer Authority, Revenue Bond, 4.20% (Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 4.21%), 6/1/2020	2,193,600
1,000,000	Carlisle, PA Area School District, UT GO Bonds, 4.00% (FGIC and National Public Finance Guarantee Corporation INS), 3/1/2013	1,018,370
1,055,000	Catasauqua, PA Area School District, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 2/15/2031	1,121,265
2,320,000	Central Bradford Progress Authority, PA, Revenue Bonds, 5.00% (Guthrie Healthcare System, PA)/(Original Issue Yield: 5.10%), 12/1/2031	2,608,446
1,500,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds, 6.25% (Mount Nittany Medical Center)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 6.30%), 11/15/2044	1,580,520
2,000,000	Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	2,073,620
2,000,000	Chester County, PA, UT GO Bonds, 5.00%, 7/15/2028	2,355,300
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,048,220
1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,685,445
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, 11/15/2030	2,396,080
2,355,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2012), 5.00%, 6/1/2022	2,987,741
5,075,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2009), 5.00%, 4/15/2023	6,149,327
4,000,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	4,774,880
6,150,000	Commonwealth of Pennsylvania, UT GO Bonds (Series 2007A), 5.00%, 8/1/2023	7,272,805
1,000,000	Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025	1,032,720
2,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries), 1/1/2036	2,049,920
3,500,000	Dauphin County, PA General Authority, Health System Revenue Bonds (Series 2012A), 5.00% (Pinnacle Health System), 6/1/2042	3,730,545
2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,665,511
2,000,000	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017	2,308,120
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	$1,166,640
1,500,000	Ephrata, PA Area School District, UT GO Bonds, 4.25% (FGIC and National Public Finance Guarantee Corporation INS), 4/15/2017	1,658,070
1,500,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (UPMC Health System)/(CIFG Assurance NA INS), 11/1/2035	1,577,775
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Radian Asset Assurance, Inc. INS), 5/1/2032	1,012,380
2,250,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,500,492
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	1,838,120
2,000,000	Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC INS), 11/1/2029	2,001,080
1,615,000	Johnstown, PA Redevelopment Authority, Revenue Bonds (Series A), 4.50% (Assured Guaranty Municipal Corp. INS), 8/15/2019	1,703,615
1,000,000	Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026	1,051,550
1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,116,290
1,000,000	Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	1,012,730
2,000,000	Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%), 8/15/2023	2,095,680
2,250,000	Lehigh County, PA General Purpose Authority, Revenue Bonds (Series 2005B), 5.00% (Lehigh Valley Health Network)/(Assured Guaranty Municipal Corp. INS), 7/1/2035	2,425,185
550,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.40% (Luzerne County, PA)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.55%), 12/15/2013	570,521
500,000	Luzerne County, PA IDA, Lease Revenue Bonds, 3.55% (Luzerne County, PA)/(Assured Guaranty Municipal Corp. INS)/(Original Issue Yield: 3.70%), 12/15/2014	531,310
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,496,825
2,200,000	Lycoming County PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	2,415,666
1,000,000	Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2012A), 5.00% (Pocono Medical Center), 1/1/2041	1,061,980
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(United States Treasury PRF 1/1/2014@100)/(Original Issue Yield: 6.17%), 1/1/2043	$1,075,790
2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	2,121,400
1,100,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2028	1,190,453
400,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2029	429,888
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Radian Asset Assurance, Inc. INS), 5/1/2033	1,027,250
1,500,000	Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Lukes Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,597,710
2,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	2,389,520
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2012A), 5.00% (Amtrak), 11/1/2041	1,084,550
3,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.00% (PPL Electric Utilities Corp.), 10/1/2023	3,187,920
2,000,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	1,945,540
1,000,000	Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,001,150
2,000,000	Pennsylvania EDFA, Revenue Bonds (Series 2010B), 5.00% (Aqua Pennsylvania, Inc. ), 12/1/2043	2,242,180
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	1,079,540
1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	1,054,430
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc.), 11/15/2040	2,229,940
2,000,000	Pennsylvania EDFA, Water Facility Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,339,340
1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,773,750
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,211,940
Annual Shareholder Report
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Radian Asset Assurance, Inc. INS), 5/1/2032	$1,060,423
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC INS), 12/1/2037	1,133,850
1,330,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(Syncora Guarantee, Inc. INS), 7/1/2018	1,345,215
1,490,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance, Inc. INS), 11/1/2018	1,574,438
1,130,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006A), 5.00% (University of Scranton)/(Syncora Guarantee, Inc. INS), 11/1/2035	1,192,975
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance, Inc. INS), 12/15/2027	1,040,130
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008), 5.00% (University of the Sciences in Philadelphia)/(Assured Guaranty Corp. INS), 11/1/2032	2,207,000
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,785,015
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,180,440
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(Original Issue Yield: 5.65%), 8/15/2018	2,430,620
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University), 3/1/2040	1,217,953
1,875,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	2,070,094
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012), 5.00% (LaSalle University), 5/1/2042	1,075,880
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012A), 5.00% (University of Pennsylvania Health System), 8/15/2042	1,662,450
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AL), 5.00% (State System of Higher Education, Commonwealth of PA), 6/15/2020	1,232,550
1,200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series B), 4.00% (Thomas Jefferson University)/(AMBAC INS), 9/1/2013	1,235,652
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(Syncora Guarantee, Inc. INS), 11/1/2033	$1,309,500
3,150,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	3,224,812
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Messiah College)/(AMBAC INS), 11/1/2012	1,106,743
750,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	770,947
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	1,027,170
1,500,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(ACA Financial Guaranty Company INS)/(Original Issue Yield: 5.08%), 7/1/2023	1,400,910
2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	2,025,520
5,740,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC INS), 12/1/2026	6,445,905
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, 12/1/2030	1,161,340
2,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009B), 5.125% (Original Issue Yield: 5.30%), 12/1/2040	2,187,660
2,440,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50% (Original Issue Yield: 5.55%), 12/1/2041	2,855,532
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,460,160
1,500,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,642,800
3,000,000	Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	3,313,410
1,600,000	Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,609,600
2,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,199,480
710,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	771,585
2,350,000	Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC INS), 10/1/2037	2,441,721
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2011D), 5.00% (Children's Hospital of Philadelphia), 7/1/2028	$2,342,140
1,670,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,751,496
1,250,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/(ACA Financial Guaranty Company INS), 7/1/2019	1,260,188
1,000,000	Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/(ACA Financial Guaranty Company INS), 7/1/2023	1,002,590
3,000,000	Philadelphia, PA School District, UT GO Bonds (Series 2008E), 6.00% (Original Issue Yield: 6.30%), 9/1/2038	3,409,680
2,610,000	Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (United States Treasury PRF 11/1/2012@100)/(Original Issue Yield: 5.10%), 11/1/2031	2,630,932
750,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	833,842
3,000,000	Philadelphia, PA, UT GO Bonds (Series 2008B), 7.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 7.25%), 7/15/2038	3,443,160
3,000,000	Philadelphia, PA, UT GO Refunding Bonds (Series 2009A), 5.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.20%), 8/1/2025	3,388,860
1,000,000	Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80% (GNMA COL), 4/1/2028	1,043,850
1,035,000	Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,137,351
1,885,000	Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (United States Treasury PRF 9/1/2015@100), 9/1/2024	2,136,063
3,000,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (Assured Guaranty Municipal Corp. INS), 9/1/2025	3,358,680
2,455,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2025	2,874,879
3,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,487,740
2,165,000	Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	2,317,394
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,674,405
1,000,000	Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	1,067,010
Annual Shareholder Report
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$3,000,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 5.00% (University of Scranton)/(Syncora Guarantee, Inc. INS), 11/1/2037	$3,234,390
1,000,000		South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(Original Issue Yield: 5.72%), 7/1/2029	1,095,740
1,295,000		Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance, Inc. INS), 12/1/2029	1,304,933
1,000,000		Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2028	1,154,530
1,000,000		Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,190,340
500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/(Original Issue Yield: 5.15%), 11/15/2021	521,885
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%), 11/15/2034	1,107,260
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East)/(United States Treasury PRF 11/15/2014@100), 11/15/2024	1,110,000
2,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2012A), 5.00% (Catholic Health East), 11/15/2026	2,184,040
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2027	2,147,240
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(Syncora Guarantee, Inc. INS), 3/15/2029	2,138,880
900,000	[1]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	900,000
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	1,280,059
1,000,000		Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2012A), 5.00% (Bucknell University), 4/1/2042	1,154,670
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance, Inc. INS), 8/1/2024	1,284,025
400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In Treasuries COL), 12/15/2018	570,688
435,000		West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	496,944
Annual Shareholder Report
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,660,000	Westmoreland County, PA Municipal Authority, Municipal Service Refunding Revenue Bonds (Series 2006A), 5.00% (Assured Guaranty Municipal Corp. INS), 8/15/2028	$2,872,481
	TOTAL	269,957,209
	Puerto Rico—2.0%
1,750,000	Commonwealth of Puerto Rico, Public Improvement Refunding UT GO Bonds (Series 2012A), 5.50%, 7/1/2039	1,819,948
1,675,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.125% (Original Issue Yield: 5.36%), 7/1/2037	1,676,809
2,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	2,136,000
	TOTAL	5,632,757
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $257,826,552)	275,589,966
	SHORT-TERM MUNICIPALS—1.2%[3]
	Pennsylvania—1.2%
1,750,000	Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Generation Corp.)/(Citibank NA, New York LOC), 0.190%, 9/3/2012	1,750,000
1,200,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.400%, 9/6/2012	1,200,000
450,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.370%, 9/6/2012	450,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,400,000
	TOTAL MUNICIPAL INVESTMENTS—99.2% IDENTIFIED COST $261,226,552)[4]	278,989,966
	OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	2,120,839
	TOTAL NET ASSETS—100%	$281,110,805
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.9% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $1,811,670, which represented 0.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2012, this liquid restricted security amounted to $911,670, which represented 0.3% of total net assets.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
Annual Shareholder Report
17

4	The cost of investments for federal tax purposes amounts to $261,212,406.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GNMA	—Government National Mortgage Association
GO	—General Obligation
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
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18

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.68	$10.92	$10.37	$10.70	$11.22
Income From Investment Operations:
Net investment income	0.40	0.44	0.43	0.47	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.52	(0.25)	0.55	(0.34)	(0.52)
TOTAL FROM INVESTMENT OPERATIONS	0.92	0.19	0.98	0.13	(0.05)
Less Distributions:
Distributions from net investment income	(0.40)	(0.43)	(0.43)	(0.46)	(0.47)
Net Asset Value, End of Period	$11.20	$10.68	$10.92	$10.37	$10.70
Total Return[1]	8.80%	1.92%	9.60%	1.46%	(0.44)%
Ratios to Average Net Assets:
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%[2]
Net investment income	3.63%	4.04%	4.04%	4.65%	4.30%
Expense waiver/reimbursement[3]	0.10%	0.11%	0.09%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$275,974	$238,538	$270,219	$276,442	$281,863
Portfolio turnover	15%	8%	12%	13%	19%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the year ended August 31, 2008, after taking into account this expense reduction.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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19

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.68	$10.92	$10.37	$10.69	$11.22
Income From Investment Operations:
Net investment income	0.32	0.33[1]	0.35	0.39	0.39
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.52	(0.22)	0.54	(0.33)	(0.53)
TOTAL FROM INVESTMENT OPERATIONS	0.84	0.11	0.89	0.06	(0.14)
Less Distributions:
Distributions from net investment income	(0.32)	(0.35)	(0.34)	(0.38)	(0.39)
Net Asset Value, End of Period	$11.20	$10.68	$10.92	$10.37	$10.69
Total Return[2]	7.96%	1.13%	8.76%	0.77%	(1.30)%
Ratios to Average Net Assets:
Net expenses	1.52%	1.52%	1.52%	1.52%	1.52%[3]
Net investment income	2.87%	3.26%	3.27%	3.90%	3.53%
Expense waiver/reimbursement[4]	0.08%	0.09%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,137	$7,401	$16,071	$20,671	$27,298
Portfolio turnover	15%	8%	12%	13%	19%
1	Per share number has been calculated using the average share method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.52% for the year ended August 31, 2008, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
August 31, 2012
Assets:
Total investment in securities, at value (identified cost $261,226,552)		$278,989,966
Cash		21,528
Income receivable		3,511,268
Receivable for shares sold		108,126
Receivable for investments sold		90,000
TOTAL ASSETS		282,720,888
Liabilities:
Payable for investments purchased	$1,067,130
Income distribution payable	277,717
Payable for shares redeemed	116,303
Payable for shareholder services fee (Note 5)	57,371
Payable for transfer and dividend disbursing agent fees and expenses	21,785
Payable for distribution services fee (Note 5)	3,292
Payable for Directors'/Trustees' fees	767
Accrued expenses	65,718
TOTAL LIABILITIES		1,610,083
Net assets for 25,100,383 shares outstanding		$281,110,805
Net Assets Consist of:
Paid-in capital		$284,278,264
Net unrealized appreciation of investments		17,763,414
Accumulated net realized loss on investments		(20,813,290)
Distributions in excess of net investment income		(117,583)
TOTAL NET ASSETS		$281,110,805
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($275,973,951 ÷ 24,641,906 shares outstanding), no par value, unlimited shares authorized		$11.20
Offering price per share (100/95.50 of $11.20)		$11.73
Redemption proceeds per share		$11.20
Class B Shares:
Net asset value per share ($5,136,854 ÷ 458,477 shares outstanding), no par value, unlimited shares authorized		$11.20
Offering price per share		$11.20
Redemption proceeds per share (94.50/100 of $11.20)		$10.58
See Notes which are an integral part of the Financial Statements
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21

Statement of Operations
Year Ended August 31, 2012
Investment Income:
Interest			$11,474,181
Expenses:
Investment adviser fee (Note 5)		$1,045,800
Administrative fee (Note 5)		203,975
Custodian fees		15,239
Transfer and dividend disbursing agent fees and expenses		133,563
Directors'/Trustees' fees		3,486
Auditing fees		23,501
Legal fees		6,533
Portfolio accounting fees		90,000
Distribution services fee (Note 5)		45,095
Shareholder services fee (Note 5)		647,211
Account administration fee (Note 2)		6,413
Share registration costs		31,819
Printing and postage		25,134
Insurance premiums		4,281
Miscellaneous		2,654
TOTAL EXPENSES		2,284,704
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(208,623)
Waiver of administrative fee	(5,011)
Reimbursement of shareholder services fee	(51,087)
TOTAL WAIVERS AND REIMBURSEMENT		(264,721)
Net expenses			2,019,983
Net investment income			9,454,198
Realized and Unrealized Gain on Investments:
Net realized gain on investments			533,273
Net change in unrealized appreciation of investments			11,987,765
Net realized and unrealized gain on investments			12,521,038
Change in net assets resulting from operations			$21,975,236
See Notes which are an integral part of the Financial Statements
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22

Statement of Changes in Net Assets
Year Ended August 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,454,198	$10,337,293
Net realized gain (loss) on investments	533,273	(1,583,780)
Net change in unrealized appreciation/depreciation of investments	11,987,765	(5,525,388)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,975,236	3,228,125
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,417,404)	(10,127,762)
Class B Shares	(174,023)	(372,487)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,591,427)	(10,500,249)
Share Transactions:
Proceeds from sale of shares	53,138,463	34,671,658
Net asset value of shares issued to shareholders in payment of distributions declared	6,412,127	6,428,811
Cost of shares redeemed	(36,762,152)	(74,179,726)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,788,438	(33,079,257)
Change in net assets	35,172,247	(40,351,381)
Net Assets:
Beginning of period	245,938,558	286,289,939
End of period (including undistributed (distributions in excess of) net investment income of $(117,583) and $24,301, respectively)	$281,110,805	$245,938,558
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
August 31, 2012
1. Organization
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
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25

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A shares and Class B shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the year ended August 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$6,413
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Annual Shareholder Report
26

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	3/30/2000	$871,783	$900,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following tables summarize share activity:
Year Ended August 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,808,494	$52,786,414	3,256,199	$34,223,213
Shares issued to shareholders in payment of distributions declared	570,671	6,247,937	584,362	6,113,898
Shares redeemed	(3,079,946)	(33,692,525)	(6,232,251)	(65,280,679)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,299,219	$25,341,826	(2,391,690)	$(24,943,568)
Year Ended August 31	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	32,111	$352,049	42,567	$448,445
Shares issued to shareholders in payment of distributions declared	15,019	164,190	30,078	314,913
Shares redeemed	(281,661)	(3,069,627)	(850,706)	(8,899,047)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(234,531)	$(2,553,388)	(778,061)	$(8,135,689)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,064,688	$22,788,438	(3,169,751)	$(33,079,257)
Annual Shareholder Report
27

4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and expiration of capital loss carryforwards.
For the year ended August 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(236,977)	$(4,655)	$241,632
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2012 and 2011, was as follows:
	2012	2011
Tax-exempt income	$9,591,427	$10,500,249
As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of tax-exempt income	$(117,583)
Net unrealized appreciation	$17,777,560
Capital loss carryforwards	$(20,827,436)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
At August 31, 2012, the cost of investments for federal tax purposes was $261,212,406. The net unrealized appreciation of investments for federal tax purposes was $17,777,560. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,125,112 and net unrealized depreciation from investments for those securities having an excess of cost over value of $347,552.
At August 31, 2012, the Fund had a capital loss carryforward of $20,827,436 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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28

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$116,511	$927,264	$1,043,775
2013	$1,984,510	N/A	$1,984,510
2016	$213,566	N/A	$213,566
2017	$7,730,607	N/A	$7,730,607
2018	$9,851,417	N/A	$9,851,417
2019	$3,561	N/A	$3,561
Capital loss carryforwards of $236,977 expired during the year ended August 31, 2012.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the Adviser voluntarily waived $208,623 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. For the year ended August 31, 2012, FAS waived $5,011 of its fee.
On August 15, 2012, the Trustees approved the elimination of the minimum administrative personnel and services fees indicated above effective September 1, 2012.
Annual Shareholder Report
29

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$45,095
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2012, FSC retained $9,068 of fees paid by the Fund. For the year ended August 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur the fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2012, FSC retained $58,169 in sales charges from the sale of the Fund's Class A Shares. FSC also retained $498 of CDSC relating to redemptions of Class B shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended August 31, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$632,180	$(51,087)
Class B Shares	15,031	—
TOTAL	$647,211	$(51,087)
For the year ended August 31, 2012, FSSC did not receive any fees paid by the Fund.
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Interfund Transactions
During the year ended August 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $72,360,000 and $73,090,000, respectively.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2012, were as follows:
Purchases	$58,519,664
Sales	$38,484,714
7. Concentration of Risk
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2012, 27.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.9% of total investments.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the Fund did not utilize the LOC.
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9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the program was not utilized.
10. Federal Tax Information (unaudited)
For the fiscal year ended August 31, 2012, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF federated municipal securities income trust and shareholders of federated Pennsylvania municipal income FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Pennsylvania Municipal Income Fund (the “Fund”), a portfolio of Federated Municipal Securities Income Trust, as of August 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Pennsylvania Municipal Income Fund as of August 31, 2012, and the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 24, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2012	Ending Account Value 8/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,033.80	$3.83
Class B Shares	$1,000	$1,029.80	$7.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.37	$3.81
Class B Shares	$1,000	$1,017.50	$7.71
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.75%
Class B Shares	1.52%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: August 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: August 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: June 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: August 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2010	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Officer since: November 1999 Portfolio Manager since: March 1995	Principal Occupations: J. Scott Albrecht has been the Fund's portfolio manager since March 1995. He is Vice President of the Trust with respect to the Fund. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht has received the Chartered Financial Analyst designation and holds an M.S. in Public Management from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2012
Pennsylvania Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
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The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
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lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923708
CUSIP 313923807
28995 (10/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $126,500

Fiscal year ended 2011 - $122,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $19,648

Fiscal year ended 2011 - $8,358

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 25, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 25, 2012